Document and Entity Information	3 Months Ended
	Mar. 31, 2013	Apr. 22, 2013
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Trading Symbol	GNW
Entity Registrant Name	GENWORTH FINANCIAL INC
Entity Central Index Key	0001276520
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		493,092,184

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Assets
Fixed maturity securities available-for-sale, at fair value	$ 61,082		$ 62,161
Equity securities available-for-sale, at fair value	490		518
Commercial mortgage loans	5,866		5,872
Restricted commercial mortgage loans related to securitization entities	324		341
Policy loans	1,606		1,601
Other invested assets	2,982		3,493
Restricted other invested assets related to securitization entities, at fair value	399		393
Total investments	72,749		74,379
Cash and cash equivalents	3,797		3,632
Accrued investment income	769		715
Deferred acquisition costs	5,050		5,036
Intangible assets	346		366
Goodwill	868		868
Reinsurance recoverable	17,211		17,230
Other assets	706		710
Separate account assets	10,140		9,937
Assets associated with discontinued operations	439		439
Total assets	112,075		113,312
Liabilities and stockholders' equity
Future policy benefits	33,601		33,505
Policyholder account balances	25,886		26,262
Liability for policy and contract claims	7,343		7,509
Unearned premiums	4,193		4,333
Other liabilities ($123 and $133 other liabilities related to securitization entities)	5,028		5,239
Borrowings related to securitization entities ($71 and $62 at fair value)	329		336
Non-recourse funding obligations	2,062		2,066
Long-term borrowings	4,766		4,776
Deferred tax liability	1,132		1,507
Separate account liabilities	10,140		9,937
Liabilities associated with discontinued operations	86		61
Total liabilities	94,566		95,531
Commitments and contingencies
Stockholders' equity:
Class A common stock, $0.001 par value; 1.5 billion shares authorized; 581 million and 580 million shares issued as of March 31, 2013 and December 31, 2012, respectively; 493 million and 492 million shares outstanding as of March 31, 2013 and December 31, 2012, respectively	1		1
Additional paid-in capital	12,131		12,127
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,471		2,692
Net unrealized gains (losses) on other-than-temporarily impaired securities	(28)		(54)
Net unrealized investment gains (losses)	2,443	[1]	2,638	[1]
Derivatives qualifying as hedges	1,799	[2]	1,909	[2]
Foreign currency translation and other adjustments	582		655
Total accumulated other comprehensive income (loss)	4,824		5,202
Retained earnings	1,966		1,863
Treasury stock, at cost (88 million shares as of March 31, 2013 and December 31, 2012)	(2,700)		(2,700)
Total Genworth's stockholders' equity	16,222		16,493
Noncontrolling interests	1,287		1,288
Total stockholders' equity	17,509		17,781
Total liabilities and stockholders' equity	$ 112,075		$ 113,312

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other liabilities, securitization entities	$ 123	$ 133
Borrowings related to securitization entities, at fair value	$ 71	$ 62
Class A Common Stock, par value	$ 0.001	$ 0.001
Class A Common Stock, shares authorized	1,500,000,000	1,500,000,000
Class A Common Stock, shares issued	581,000,000	580,000,000
Class A Common Stock, shares outstanding	493,000,000	492,000,000
Treasury stock, shares	88,000,000	88,000,000

Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Premiums	$ 1,261	$ 1,106
Net investment income	814	832
Net investment gains (losses)	(61)	37
Insurance and investment product fees and other	289	340
Total revenues	2,303	2,315
Benefits and expenses:
Benefits and other changes in policy reserves	1,201	1,232
Interest credited	184	195
Acquisition and operating expenses, net of deferrals	433	440
Amortization of deferred acquisition costs and intangibles	122	271
Interest expense	126	95
Total benefits and expenses	2,066	2,233
Income from continuing operations before income taxes	237	82
Provision for income taxes	76	15
Income from continuing operations	161	67
Income (loss) from discontinued operations, net of taxes	(20)	12
Net income	141	79
Less: net income attributable to noncontrolling interests	38	33
Net income available to Genworth's common stockholders	103	46
Income from continuing operations available to Genworth's common stockholders per common share:
Basic	$ 0.25	$ 0.07
Diluted	$ 0.25	$ 0.07
Net income available to Genworth's common stockholders per common share:
Basic	$ 0.21	$ 0.09
Diluted	$ 0.21	$ 0.09
Weighted-average common shares outstanding:
Basic	492.5	491.2
Diluted	496.8	495.7
Supplemental disclosures:
Total other-than-temporary impairments	(12)	(16)
Portion of other-than-temporary impairments included in other comprehensive income (loss)		(1)
Net other-than-temporary impairments	(12)	(17)
Other investments gains (losses)	(49)	54
Net investment gains (losses)	$ (61)	$ 37

Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Net income	$ 141		$ 79
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(217)		(185)
Net unrealized gains (losses) on other-than-temporarily impaired securities	26		21
Derivatives qualifying as hedges	(110)	[1]	(329)	[1]
Foreign currency translation and other adjustments	(104)		116
Total other comprehensive income (loss)	(405)		(377)
Total comprehensive income (loss)	(264)		(298)
Less: comprehensive income attributable to noncontrolling interests	11		47
Total comprehensive income (loss) available to Genworth's common stockholders	$ (275)		$ (345)

[1]	See note 5 for additional information.

Condensed Consolidated Statement of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total		Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Treasury stock, at cost	Total Genworth's stockholders' equity	Noncontrolling interests
Balances at Dec. 31, 2011	$ 16,132		$ 1	$ 12,136	$ 4,047	$ 1,538	$ (2,700)	$ 15,022	$ 1,110
Comprehensive income (loss):
Net income	79					46		46	33
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(185)				(179)			(179)	(6)
Net unrealized gains (losses) on other-than-temporarily impaired securities	21				21			21
Derivatives qualifying as hedges	(329)	[1]			(329)			(329)
Foreign currency translation and other adjustments	116				96			96	20
Total comprehensive income (loss)	(298)							(345)	47
Dividends to noncontrolling interests	(12)								(12)
Stock-based compensation expense and exercises and other	14			14				14
Balances at Mar. 31, 2012	15,836		1	12,150	3,656	1,584	(2,700)	14,691	1,145
Balances at Dec. 31, 2012	17,781		1	12,127	5,202	1,863	(2,700)	16,493	1,288
Comprehensive income (loss):
Net income	141					103		103	38
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(217)				(221)			(221)	4
Net unrealized gains (losses) on other-than-temporarily impaired securities	26				26			26
Derivatives qualifying as hedges	(110)	[1]			(110)			(110)
Foreign currency translation and other adjustments	(104)				(73)			(73)	(31)
Total comprehensive income (loss)	(264)							(275)	11
Dividends to noncontrolling interests	(13)								(13)
Stock-based compensation expense and exercises and other	5			4				4	1
Balances at Mar. 31, 2013	$ 17,509		$ 1	$ 12,131	$ 4,824	$ 1,966	$ (2,700)	$ 16,222	$ 1,287

[1]	See note 5 for additional information.

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	$ 141	$ 79
Less (income) loss from discontinued operations, net of taxes	20	(12)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(5)	(19)
Net investment losses (gains)	61	(37)
Charges assessed to policyholders	(202)	(187)
Acquisition costs deferred	(105)	(154)
Amortization of deferred acquisition costs and intangibles	122	271
Deferred income taxes	(182)	21
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	(27)	(45)
Stock-based compensation expense	9	9
Change in certain assets and liabilities:
Accrued investment income and other assets	(42)	(99)
Insurance reserves	541	369
Current tax liabilities	202	(87)
Other liabilities and other policy-related balances	(474)	(370)
Cash from operating activities-discontinued operations	1	9
Net cash from operating activities	60	(252)
Cash flows from investing activities:
Fixed maturity securities	1,212	969
Commercial mortgage loans	212	142
Restricted commercial mortgage loans related to securitization entities	17	14
Proceeds from sales of investments:
Fixed maturity and equity securities	1,310	1,717
Purchases and originations of investments:
Fixed maturity and equity securities	(2,069)	(3,049)
Commercial mortgage loans	(203)	(81)
Other invested assets, net	(26)	436
Policy loans, net		(6)
Cash from investing activities-discontinued operations		(18)
Net cash from investing activities	453	124
Cash flows from financing activities:
Deposits to universal life and investment contracts	445	662
Withdrawals from universal life and investment contracts	(678)	(600)
Redemption and repurchase of non-recourse funding obligations	(4)	(563)
Proceeds from the issuance of long-term debt		361
Repayment of borrowings related to securitization entities	(17)	(19)
Dividends paid to noncontrolling interests	(13)	(12)
Other, net	(32)	(17)
Cash from financing activities-discontinued operations		(1)
Net cash from financing activities	(299)	(189)
Effect of exchange rate changes on cash and cash equivalents	(48)	16
Net change in cash and cash equivalents	166	(301)
Cash and cash equivalents at beginning of period	3,653	4,488
Cash and cash equivalents at end of period	3,819	4,187
Less cash and cash equivalents of discontinued operations at end of period	22	35
Cash and cash equivalents of continuing operations at end of period	$ 3,797	$ 4,152

Formation of Genworth and Basis of Presentation	3 Months Ended
Mar. 31, 2013
Formation of Genworth and Basis of Presentation

(1) Formation of Genworth and Basis of Presentation

Genworth Holdings, Inc. (formerly known as Genworth Financial, Inc.) was incorporated in Delaware on October 23, 2003. On April 1, 2013, Genworth completed a holding company reorganization as further described in note 11. The accompanying condensed financial statements include on a consolidated basis the accounts of Genworth and our affiliate companies in which we hold a majority voting interest or where we are the primary beneficiary of a variable interest entity. All intercompany accounts and transactions have been eliminated in consolidation.

We have the following operating segments:

•	U.S. Life Insurance. We offer and manage a variety of insurance and fixed annuity products. Our primary insurance products include life insurance, long-term care insurance and fixed annuities.

•

International Mortgage Insurance. We are a leading provider of mortgage insurance products and related services in Canada and Australia and also participate in select European and other countries. Our products predominantly insure prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. On a selective basis, we also provide mortgage insurance on a structured, or bulk, basis that aids in the sale of mortgages to the capital markets and helps lenders manage capital and risk. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

•

U.S. Mortgage Insurance. In the United States, we offer mortgage insurance products predominantly insuring prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. We selectively provide mortgage insurance on a bulk basis with essentially all of our bulk writings prime-based. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

•

International Protection. We are a leading provider of payment protection coverages (referred to as lifestyle protection) in multiple European countries and have operations in select other countries. Our lifestyle protection insurance products primarily help consumers meet specified payment obligations should they become unable to pay due to accident, illness, involuntary unemployment, disability or death.

•

Runoff. The Runoff segment includes the results of non-strategic products which are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance, institutional, corporate-owned life insurance and other accident and health insurance products. Institutional products consist of: funding agreements, funding agreements backing notes (“FABNs”) and guaranteed investment contracts (“GICs”). In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing blocks of business.

We also have Corporate and Other activities which include debt financing expenses that are incurred at our holding company level, unallocated corporate income and expenses, eliminations of inter-segment transactions and the results of other businesses that are managed outside of our operating segments. On March 27, 2013, we announced that we had agreed to sell our wealth management business to AqGen Liberty Acquisition, Inc., a subsidiary of AqGen Liberty Holdings LLC, a partnership of Aquiline Capital Partners and Genstar Capital, and the sale is expected to close in the second half of 2013. As a result, this business has been accounted for as discontinued operations and its financial position, results of operations and cash flows are separately reported for all periods presented. Our wealth management business, previously a separate segment, is separately presented as discontinued operations and all prior periods reflected herein have been re-presented on this basis. See note 10 for additional information.

The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. These condensed consolidated financial statements include all adjustments (including normal recurring adjustments) considered necessary by management to present a fair statement of the financial position, results of operations and cash flows for the periods presented. The results reported in these condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements and related notes contained in our 2012 Annual Report on Form 10-K. Certain prior year amounts have been reclassified to conform to the current year presentation.

We have a practice of refunding the post-delinquent premiums in our U.S. mortgage insurance business to the insured party if the delinquent loan goes to claim. Our historical accounting practice was to account for these premium refunds as a reduction in premiums upon payment. In the first quarter of 2013, we determined that we should have been recording a liability for premiums received on the delinquent loans where our practice was to refund post-delinquent premiums. This error was not material to our consolidated financial condition, results of operations or cash flows as presented in our previously filed annual and quarterly financial statements; however, the adjustment to correct the cumulative effect of this error would have been material if recorded in the first quarter of 2013. We restated our financial statements to correct this error for all periods presented herein. The cumulative decrease to retained earnings was $46 million as of January 1, 2012.

The following table summarizes the impact on our consolidated balance sheet as of December 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported(1)	Premium restatement	As restated
Liabilities and stockholders’ equity
Liabilities:
Other liabilities	$5,171	$68	$5,239
Deferred tax liability	$1,531	$(24)	$1,507
Total liabilities	$95,487	$44	$95,531

Stockholders’ equity:
Retained earnings	$1,907	$(44)	$1,863
Total Genworth’s stockholders’ equity	$16,537	$(44)	$16,493

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

The following table summarizes the impact on our consolidated statement of income for the three months ended March 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported(1)	Premium restatement		As restated
Revenues:
Premiums	$1,107		$(1)	$1,106
Total revenues	$2,316		$(1)	$2,315
Income from continuing operations before income taxes	$83		$(1)	$82
Income from continuing operations	$68		$(1)	$67
Net income	$80		$(1)	$79
Net income available to Genworth’s common stockholders	$47		$(1)	$46
Net income available to Genworth’s common stockholders per common share:
Basic	$0.09	$—		$0.09
Diluted	$0.09	$—		$0.09

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

Total comprehensive income (loss) for the three months ended March 31, 2012 changed by an amount consistent with net income above.

In our previously reported condensed consolidated statement of cash flows for the three months ended March 31, 2012, net income in cash flows from operating activities has been restated by a decrease of $1 million with an offsetting increase to other liabilities and other policy-related balances in cash flows from operating activities. The restatement had no effect on total cash flows from operating, investing or financing activities in the three months ended March 31, 2012.

Accounting Changes	3 Months Ended
Mar. 31, 2013
Accounting Changes

(2) Accounting Changes

On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

On January 1, 2013, we adopted new accounting guidance related to the presentation of the reclassification of items out of accumulated other comprehensive income into net income. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share

(3) Earnings Per Share

Basic and diluted earnings per share are calculated by dividing each income category presented below by the weighted-average basic and diluted shares outstanding for the periods indicated:

	Three months ended March 31,
(Amounts in millions, except per share amounts)	2013	2012
Weighted-average shares used in basic earnings per common share calculations	492.5	491.2
Potentially dilutive securities:
Stock options, restricted stock units and stock appreciation rights	4.3	4.5

Weighted-average shares used in diluted earnings per common share calculations	496.8	495.7

Income from continuing operations:
Income from continuing operations	$161	$67
Less: income from continuing operations attributable to noncontrolling interests	38	33

Income from continuing operations available to Genworth’s common stockholders	$123	$34

Basic per common share	$0.25	$0.07

Diluted per common share	$0.25	$0.07

Income (loss) from discontinued operations:
Income (loss) from discontinued operations, net of taxes	$(20)	$12
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests	—	—

Income (loss) from discontinued operations, net of taxes, available to Genworth’s common stockholders	$(20)	$12

Basic per common share	$(0.04)	$0.03

Diluted per common share	$(0.04)	$0.02

Net income:
Income from continuing operations	$161	$67
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income	141	79
Less: net income attributable to noncontrolling interests	38	33

Net income available to Genworth’s common stockholders	$103	$46

Basic per common share	$0.21	$0.09

Diluted per common share	$0.21	$0.09

Investments	3 Months Ended
Mar. 31, 2013
Investments

(4) Investments

(a) Net Investment Income

Sources of net investment income were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Fixed maturity securities—taxable	$656	$660
Fixed maturity securities—non-taxable	2	4
Commercial mortgage loans	82	84
Restricted commercial mortgage loans related to securitization entities	7	9
Equity securities	4	4
Other invested assets	48	53
Policy loans	32	31
Cash, cash equivalents and short-term investments	7	10

Gross investment income before expenses and fees	838	855
Expenses and fees	(24)	(23)

Net investment income	$814	$832

(b) Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Available-for-sale securities:
Realized gains	$40	$63
Realized losses	(66)	(46)

Net realized gains (losses) on available-for-sale securities	(26)	17

Impairments:
Total other-than-temporary impairments	(12)	(16)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	—	(1)

Net other-than-temporary impairments	(12)	(17)

Trading securities	10	(25)
Commercial mortgage loans	2	2
Net gains related to securitization entities	7	34
Derivative instruments (1)	(42)	26
Contingent consideration adjustment	1	—
Other	(1)	—

Net investment gains (losses)	$(61)	$37

(1)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the periods ended March 31, 2013 and 2012 was $577 million and $357 million, respectively, which was approximately 90% of book value for both periods.

The following represents the activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in other comprehensive income (loss) (“OCI”) as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$387	$646
Additions:
Other-than-temporary impairments not previously recognized	2	2
Increases related to other-than-temporary impairments previously recognized	4	13
Reductions:
Securities sold, paid down or disposed	(142)	(51)

Ending balance	$251	$610

(c) Unrealized Investment Gains and Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$5,684	$6,086
Equity securities	44	34
Other invested assets	(5)	(8)

Subtotal	5,723	6,112
Adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves	(1,820)	(1,925)
Income taxes, net	(1,364)	(1,457)

Net unrealized investment gains (losses)	2,539	2,730
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	96	92

Net unrealized investment gains (losses) attributable to Genworth	$2,443	$2,638

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$2,638	$1,485
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	(427)	(212)
Adjustment to deferred acquisition costs	16	(47)
Adjustment to present value of future profits	1	11
Adjustment to sales inducements	(3)	(10)
Adjustment to benefit reserves	91	1
Provision for income taxes	106	93

Change in unrealized gains (losses) on investment securities	(216)	(164)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(13) and $—	25	—

Change in net unrealized investment gains (losses)	(191)	(164)
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	4	(6)

Ending balance	$2,443	$1,327

(d) Fixed Maturity and Equity Securities

As of March 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,510	$924	$—	$(53)	$—	$5,381
Tax-exempt	277	14	—	(21)	—	270
Government—non-U.S.	2,132	215	—	(2)	—	2,345
U.S. corporate	22,954	3,073	20	(111)	—	25,936
Corporate—non-U.S.	14,421	1,158	—	(39)	—	15,540
Residential mortgage-backed	5,542	535	10	(82)	(63)	5,942
Commercial mortgage-backed	2,948	162	3	(46)	(11)	3,056
Other asset-backed	2,620	51	—	(57)	(2)	2,612

Total fixed maturity securities	55,404	6,132	33	(411)	(76)	61,082
Equity securities	446	47	—	(3)	—	490

Total available-for-sale securities	$55,850	$6,179	$33	$(414)	$(76)	$61,572

As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,484	$1,025	$—	$(18)	$—	$5,491
Tax-exempt	308	16	—	(30)	—	294
Government—non-U.S.	2,173	250	—	(1)	—	2,422
U.S. corporate	22,873	3,317	19	(104)	—	26,105
Corporate—non-U.S.	14,577	1,262	—	(47)	—	15,792
Residential mortgage-backed	5,744	549	13	(124)	(101)	6,081
Commercial mortgage-backed	3,253	178	5	(82)	(21)	3,333
Other asset-backed	2,660	50	—	(65)	(2)	2,643

Total fixed maturity securities	56,072	6,647	37	(471)	(124)	62,161
Equity securities	483	41	—	(6)	—	518

Total available-for-sale securities	$56,555	$6,688	$37	$(477)	$(124)	$62,679

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of March 31, 2013:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$766	$(53)	22	$—	$—	—	$766	$(53)	22
Tax-exempt	—	—	—	112	(21)	10	112	(21)	10
Government—non-U.S.	133	(2)	18	—	—	—	133	(2)	18
U.S. corporate	1,579	(50)	211	529	(61)	47	2,108	(111)	258
Corporate—non-U.S.	1,184	(17)	138	241	(22)	20	1,425	(39)	158
Residential mortgage-backed	277	(2)	42	360	(143)	227	637	(145)	269
Commercial mortgage-backed	172	(2)	23	533	(55)	92	705	(57)	115
Other asset-backed	153	(1)	31	150	(58)	16	303	(59)	47

Subtotal, fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897
Equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

% Below cost—fixed maturity securities:
<20% Below cost	$4,257	$(125)	479	$1,624	$(143)	267	$5,881	$(268)	746
20%-50% Below cost	7	(2)	6	272	(138)	92	279	(140)	98
>50% Below cost	—	—	—	29	(79)	53	29	(79)	53

Total fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897

% Below cost—equity securities:
<20% Below cost	43	(2)	47	12	(1)	6	55	(3)	53

Total equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

Investment grade	$4,070	$(121)	439	$1,157	$(162)	175	$5,227	$(283)	614
Below investment grade (3)	237	(8)	93	780	(199)	243	1,017	(207)	336

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

(1)	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.

As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3% as of March 31, 2013.

Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

Of the $143 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was “BBB-” and approximately 61% of the unrealized losses were related to investment grade securities as of March 31, 2013. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 8% as of March 31, 2013. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$16	$(6)	1%	2	$—	$—	—%	—
U.S. corporate	18	(5)	1	1	—	—	—	—
Corporate—non-U.S.	32	(15)	3	7	—	—	—	—
Structured securities:
Residential mortgage-backed	21	(12)	2	9	2	(3)	1	6
Commercial mortgage-backed	2	(1)	—	2	—	(1)	—	1
Other asset-backed	51	(32)	7	3	—	—	—	—

Total structured securities	74	(45)	9	14	2	(4)	1	7

Total	$140	$(71)	14%	24	$2	$(4)	1%	7

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$2	$(1)	—%	3	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	94	(44)	9	52	18	(61)	12	41
Commercial
mortgage-backed	22	(12)	2	12	3	(4)	1	3
Other asset-backed	14	(10)	2	1	6	(10)	2	2

Total structured securities	130	(66)	13	65	27	(75)	15	46

Total	$132	$(67)	13%	68	$27	$(75)	15%	46

For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

Corporate Debt Securities

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$50	$(20)	4%	8	$—	$—	—%	—

Total	$50	$(20)	4%	8	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Consumer-cyclical	$2	$(1)	—%	3	$—	$—	—%	—

Total	$2	$(1)	—%	3	$—	$—	—%	—

Of the total unrealized losses of $21 million for corporate fixed maturity securities presented in the preceding tables, $20 million, or 95%, of the unrealized losses related to issuers in the finance and insurance sector that were 29% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers’ financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of March 31, 2013. The $20 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

Structured Securities

Of the $190 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $64 million related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of March 31, 2013.

Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$655	$(18)	19	$—	$—	—	$655	$(18)	19
Tax-exempt	—	—	—	137	(30)	13	137	(30)	13
Government—non-U.S.	103	(1)	21	—	—	—	103	(1)	21
U.S. corporate	859	(19)	154	646	(85)	65	1,505	(104)	219
Corporate—non-U.S.	665	(9)	105	436	(38)	41	1,101	(47)	146
Residential mortgage-backed	152	(1)	32	494	(224)	278	646	(225)	310
Commercial mortgage-backed	183	(1)	20	749	(102)	130	932	(103)	150
Other asset-backed	282	(1)	42	185	(66)	18	467	(67)	60

Subtotal, fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938
Equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

% Below cost—fixed maturity securities:
<20% Below cost	$2,899	$(50)	393	$2,151	$(194)	337	$5,050	$(244)	730
20%-50% Below cost	—	—	—	445	(218)	128	445	(218)	128
>50% Below cost	—	—	—	51	(133)	80	51	(133)	80

Total fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938

% Below cost—equity securities:
<20% Below cost	47	(2)	29	12	(1)	11	59	(3)	40
20%-50% Below cost	5	(2)	3	2	(1)	2	7	(3)	5

Total equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

Investment grade	$2,761	$(43)	356	$1,616	$(209)	235	$4,377	$(252)	591
Below investment grade (3)	190	(11)	69	1,045	(338)	323	1,235	(349)	392

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

(1)	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

The scheduled maturity distribution of fixed maturity securities as of March 31, 2013 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,704	$2,731
Due after one year through five years	10,398	10,997
Due after five years through ten years	11,176	12,243
Due after ten years	20,016	23,501

Subtotal	44,294	49,472
Residential mortgage-backed	5,542	5,942
Commercial mortgage-backed	2,948	3,056
Other asset-backed	2,620	2,612

Total	$55,404	$61,082

As of March 31, 2013, $5,278 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

As of March 31, 2013, securities issued by utilities and energy, finance and insurance, and consumer—non-cyclical industry groups represented approximately 24%, 20% and 12% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

As of March 31, 2013, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders’ equity.

(e) Commercial Mortgage Loans

Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,953	33%	$1,895	32%
Office	1,595	27	1,580	27
Industrial	1,584	27	1,603	27
Apartments	542	9	552	9
Mixed use/other	230	4	282	5

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
Pacific	$1,582	27%	$1,553	26%
South Atlantic	1,549	26	1,587	27
Middle Atlantic	750	13	739	13
Mountain	458	8	463	8
East North Central	451	8	468	8
West North Central	374	6	353	6
New England	341	6	343	6
West South Central	259	4	265	4
East South Central	140	2	141	2

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

The following tables set forth the aging of past due commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$7	$5	$—	$12	$1,941	$1,953
Office	1	—	—	1	1,594	1,595
Industrial	6	2	—	8	1,576	1,584
Apartments	—	—	4	4	538	542
Mixed use/other	1	—	—	1	229	230

Total recorded investment	$15	$7	$4	$26	$5,878	$5,904

% of total commercial mortgage loans	—%	—%	—%	—%	100%	100%

	December 31, 2012
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$3	$—	$3	$1,892	$1,895
Office	2	—	—	2	1,578	1,580
Industrial	—	—	—	—	1,603	1,603
Apartments	—	—	4	4	548	552
Mixed use/other	66	—	—	66	216	282

Total recorded investment	$68	$3	$4	$75	$5,837	$5,912

% of total commercial mortgage loans	1%	—%	—%	1%	99%	100%

As of March 31, 2013 and December 31, 2012, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of March 31, 2013 and December 31, 2012.

As of and for the three months ended March 31, 2013 and the year ended December 31, 2012, we modified or extended 12 and 38 commercial mortgage loans, respectively, with a total carrying value of $76 million and $279 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Allowance for credit losses:
Beginning balance	$42	$51
Charge-offs	—	(1)
Recoveries	—	—
Provision	(2)	(1)

Ending balance	$40	$49

Ending allowance for individually impaired loans	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$40	$49

Recorded investment:
Ending balance	$5,904	$6,076

Ending balance of individually impaired loans	$—	$2

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$5,904	$6,074

As of March 31, 2013 and December 31, 2012, we had no individually impaired commercial mortgage loans.

In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$553	$277	$920	$172	$31	$1,953
Office	318	224	721	295	37	1,595
Industrial	451	235	671	188	39	1,584
Apartments	165	85	248	29	15	542
Mixed use/other	73	24	112	15	6	230

Total recorded investment	$1,560	$845	$2,672	$699	$128	$5,904

% of total	26%	14%	46%	12%	2%	100%

Weighted-average debt service coverage ratio	2.27	1.76	2.07	1.17	1.05	1.95

(1)	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.

	December 31, 2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$548	$280	$874	$162	$31	$1,895
Office	323	237	688	288	44	1,580
Industrial	462	242	671	188	40	1,603
Apartments	167	140	201	29	15	552
Mixed use/other	68	24	103	81	6	282

Total recorded investment	$1,568	$923	$2,537	$748	$136	$5,912

% of total	27%	16%	42%	13%	2%	100%

Weighted-average debt service coverage ratio	2.13	1.73	2.09	1.18	2.48	1.95

(1)	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$100	$290	$401	$673	$385	$1,849
Office	147	167	280	625	292	1,511
Industrial	172	145	279	649	334	1,579
Apartments	8	48	99	242	145	542
Mixed use/other	27	25	52	90	36	230

Total recorded investment	$454	$675	$1,111	$2,279	$1,192	$5,711

% of total	8%	12%	19%	40%	21%	100%

Weighted-average loan-to-value	79%	70%	66%	62%	45%	61%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$87	$295	$391	$634	$384	$1,791
Office	148	174	312	559	303	1,496
Industrial	164	148	311	629	345	1,597
Apartments	9	62	90	279	112	552
Mixed use/other	32	21	49	64	50	216

Total recorded investment	$440	$700	$1,153	$2,165	$1,194	$5,652

% of total	8%	12%	20%	39%	21%	100%

Weighted-average loan-to-value	81%	71%	66%	61%	45%	61%

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$—	$1	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	5	5
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	—	—

Total recorded investment	$—	$—	$8	$1	$184	$193

% of total	—%	—%	4%	1%	95%	100%

Weighted-average loan-to-value	—%	—%	81%	5%	64%	65%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	6	6
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	66	66

Total recorded investment	$—	$—	$9	$—	$251	$260

% of total	—%	—%	3%	—%	97%	100%

Weighted-average loan-to-value	—%	—%	55%	—%	79%	78%

(f) Restricted Commercial Mortgage Loans Related To Securitization Entities

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$131	40%	$140	42%
Industrial	77	24	81	24
Office	61	19	63	18
Apartments	53	16	53	15
Mixed use/other	3	1	5	1

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$120	37%	$126	37%
Pacific	57	18	60	18
Middle Atlantic	53	16	55	16
East North Central	29	9	31	9
Mountain	21	6	21	6
West North Central	19	6	22	6
East South Central	14	4	16	5
West South Central	11	3	11	3
New England	1	1	—	—

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

Of our restricted commercial mortgage loans as of March 31, 2013, $320 million were current and $5 million were past due for more than 90 days and still accruing interest. Of our restricted commercial mortgage loans as of December 31, 2012, $337 million were current and $5 million were past due for more than 90 days and still accruing interest.

As of March 31, 2013 and December 31, 2012, the total recorded investment of restricted commercial mortgage loans of $325 million and $342 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the three months ended March 31, 2013 or 2012 related to restricted commercial mortgage loans.

In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$118	$4	$6	$—	$3	$131
Industrial	73	—	4	—	—	77
Office	52	3	—	6	—	61
Apartments	28	4	21	—	—	53
Mixed use/other	3	—	—	—	—	3

Total recorded investment	$274	$11	$31	$6	$3	$325

% of total	84%	3%	10%	2%	1%	100%

Weighted-average debt service coverage ratio	1.73	1.31	1.20	0.93	0.44	1.64

	December 31, 2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$126	$4	$7	$—	$3	$140
Industrial	77	—	3	1	—	81
Office	54	3	—	6	—	63
Apartments	28	4	21	—	—	53
Mixed use/other	5	—	—	—	—	5

Total recorded investment	$290	$11	$31	$7	$3	$342

% of total	85%	3%	9%	2%	1%	100%

Weighted-average debt service coverage ratio	1.78	1.38	1.14	0.86	0.54	1.68

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$32	$35	$43	$131
Industrial	6	7	16	29	19	77
Office	4	22	10	20	5	61
Apartments	—	15	13	14	11	53
Mixed use/other	—	—	—	—	3	3

Total recorded investment	$15	$60	$71	$98	$81	$325

% of total	5%	18%	22%	30%	25%	100%

Weighted-average loan-to-value	53%	48%	38%	32%	28%	36%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$34	$36	$49	$140
Industrial	9	4	14	37	17	81
Office	4	22	14	12	11	63
Apartments	—	20	11	21	1	53
Mixed use/other	—	—	—	2	3	5

Total recorded investment	$18	$62	$73	$108	$81	$342

% of total	5%	18%	21%	32%	24%	100%

Weighted-average loan-to-value	51%	53%	37%	31%	29%	37%

There were no floating rate restricted commercial mortgage loans as of March 31, 2013 or December 31, 2012.

(g) Restricted Other Invested Assets Related To Securitization Entities

We have consolidated securitization entities that hold certain investments that are recorded as restricted other invested assets related to securitization entities. The consolidated securitization entities hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities comprise asset-backed securities, including residual interest in certain policy loan securitization entities and highly rated bonds that are primarily backed by credit card receivables.

Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments

(5) Derivative Instruments

Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as “derivatives not designated as hedges” in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as “derivatives designated as hedges,” which include both cash flow and fair value hedges.

The following table sets forth our positions in derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
		Fair value			Fair value
(Amounts in millions)	Balance sheet classification	March 31, 2013	December 31, 2012	Balance sheet classification	March 31, 2013	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$315	$414	Other liabilities	$50	$27
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	95	105
Foreign currency swaps	Other invested assets	9	3	Other liabilities	8	1
Forward bond purchase commitments	Other invested assets	39	53	Other liabilities	—	—

Total cash flow hedges		363	470		153	133

Fair value hedges:
Interest rate swaps	Other invested assets	4	12	Other liabilities	—	—
Foreign currency swaps	Other invested assets	—	31	Other liabilities	—	—

Total fair value hedges		4	43		—	—

Total derivatives designated as hedges		367	513		153	133

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	545	603	Other liabilities	222	280
Interest rate swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	23	27
Credit default swaps	Other invested assets	7	8	Other liabilities	1	1
Credit default swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	97	104
Equity index options	Other invested assets	17	25	Other liabilities	1	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	1	—	Other liabilities	—	8
GMWB embedded derivatives	Reinsurance recoverable (1)	6	10	Policyholder account balances (2)	272	350
Fixed index annuity embedded derivatives	Other assets (3)	—	—	Policyholder account balances (3)	34	27

Total derivatives not designated as hedges		576	646		650	797

Total derivatives		$943	$1,159		$803	$930

(1)	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits (“GMWB”) liabilities.
(2)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(3)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$10,146	$6,949	$(4,807)	$12,288
Inflation indexed swaps	Notional	554	—	(1)	553
Foreign currency swaps	Notional	183	102	—	285
Forward bond purchase commitments	Notional	456	—	—	456

Total cash flow hedges		11,339	7,051	(4,808)	13,582

Fair value hedges:
Interest rate swaps	Notional	723	—	—	723
Foreign currency swaps	Notional	85	—	(85)	—

Total fair value hedges		808	—	(85)	723

Total derivatives designated as hedges		12,147	7,051	(4,893)	14,305

Derivatives not designated as hedges
Interest rate swaps	Notional	6,331	252	(969)	5,614
Interest rate swaps related to securitization entities	Notional	104	—	—	104
Credit default swaps	Notional	932	68	(227)	773
Credit default swaps related to securitization entities	Notional	312	—	—	312
Equity index options	Notional	936	151	(104)	983
Financial futures	Notional	1,692	1,427	(1,692)	1,427
Equity return swaps	Notional	186	20	—	206
Other foreign currency contracts	Notional	—	14	—	14

Total derivatives not designated as hedges		10,493	1,932	(2,992)	9,433

Total derivatives		$22,640	$8,983	$(7,885)	$23,738

(Number of policies)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	45,027	—	(732)	44,295
Fixed index annuity embedded derivatives	Policies	2,013	392	(18)	2,387

Cash Flow Hedges

Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; (vi) forward bond purchase commitments to hedge against the variability in the anticipated cash flows required to purchase future fixed rate bonds; and (vii) other instruments to hedge the cash flows of various forecasted transactions.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2013:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(153)	$9	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	1	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(14)	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	9	3	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)

Total	$(157)	$13		$(3)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(421)	$9	Net investment income	$(16)	Net investment gains (losses)
Interest rate swaps hedging assets	—	1	Net investment gains (losses)	—	Net investment gains (losses)
Inflation indexed swaps	(31)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(48)	—	Net investment income	—	Net investment gains (losses)

Total	$(499)	$10		$(16)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Derivatives qualifying as effective accounting hedges as of January 1	$1,909	$2,009
Current period increases (decreases) in fair value, net of deferred taxes of $55 and $177	(102)	(322)
Reclassification to net (income), net of deferred taxes of $5 and $3	(8)	(7)

Derivatives qualifying as effective accounting hedges as of March 31	$1,799	$1,680

The total of derivatives designated as cash flow hedges of $1,799 million, net of taxes, recorded in stockholders’ equity as of March 31, 2013 is expected to be reclassified to future net income, concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $32 million, net of taxes, is expected to be reclassified to net income in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2047. No amounts were reclassified to net income during the three months ended March 31, 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

Fair Value Hedges

Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; (iii) cross currency swaps to convert non-U.S. dollar fixed rate liabilities to floating rate U.S. dollar liabilities; and (iv) other instruments to hedge various fair value exposures of investments.

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2013:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging liabilities	$(8)	Net investment gains (losses)	$8	Interest credited	$8	Net investment gains (losses)
Foreign currency swaps	(31)	Net investment gains (losses)	—	Interest credited	31	Net investment gains (losses)

Total	$(39)		$8		$39

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging assets	$—	Net investment gains (losses)	$(1)	Net investment income	$—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(9)	Net investment gains (losses)	11	Interest credited	9	Net investment gains (losses)
Foreign currency swaps	3	Net investment gains (losses)	1	Interest credited	(4)	Net investment gains (losses)

Total	$(6)		$11		$5

The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

Derivatives Not Designated As Hedges

We also enter into certain non-qualifying derivative instruments such as: (i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; (v) credit default swaps to mitigate loss exposure to certain credit risk; (vi) foreign currency forward contracts to mitigate currency risk associated with future dividends and other cash flows from certain foreign subsidiaries to our holding company; and (vii) equity index options to mitigate certain macroeconomic risks associated with certain foreign subsidiaries. Additionally, we provide GMWBs on certain variable annuities that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

We also have derivatives related to securitization entities where we were required to consolidate the related securitization entity as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the securitization entity. The interest rate swaps used for these entities are typically used to effectively convert the interest payments on the assets of the securitization entity to the same basis as the interest rate on the borrowings issued by the securitization entity. Credit default swaps are utilized in certain securitization entities to enhance the yield payable on the borrowings issued by the securitization entity and also include a settlement feature that allows the securitization entity to provide the par value of assets in the securitization entity for the amount of any losses incurred under the credit default swap.

The following table provides the pre-tax gain (loss) recognized in net income for the effects of derivatives not designated as hedges for the periods indicated:

	Three months ended March 31,		Classification of gain (loss) recognized in net income
(Amounts in millions)	2013	2012
Interest rate swaps	$1	$1	Net investment gains (losses)
Interest rate swaps related to securitization entities	2	2	Net investment gains (losses)
Credit default swaps	4	41	Net investment gains (losses)
Credit default swaps related to securitization entities	8	31	Net investment gains (losses)
Equity index options	(16)	(35)	Net investment gains (losses)
Financial futures	(97)	(112)	Net investment gains (losses)
Equity return swaps	(10)	(25)	Net investment gains (losses)
Other foreign currency contracts	—	(17)	Net investment gains (losses)
Reinsurance embedded derivatives	—	(12)	Net investment gains (losses)
GMWB embedded derivatives	82	203	Net investment gains (losses)
Fixed index annuity embedded derivatives	(3)	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$(29)	$75

Derivative Counterparty Credit Risk

Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds. For derivatives related to securitization entities, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the securitization entity and there is no recourse to any entity other than the securitization entity.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	March 31, 2013
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,001	$—	$1,001	$(340)	$(615)	$9	$55
Liabilities Derivatives (2)	404	—	404	(340)	(79)	19	4

Net derivatives	$597	$—	$597	$—	$(536)	$(10)	$51

(1)	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Except for derivatives related to securitization entities, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party’s long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of March 31, 2013 and December 31, 2012, we could have been allowed to claim or required to disburse up to the net amounts shown in the last column of the charts above. The charts above exclude embedded derivatives and derivatives related to securitization entities as those derivatives are not subject to master netting arrangements.

Credit Derivatives

We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

In addition to the credit derivatives discussed above, we also have credit derivative instruments related to securitization entities that we consolidate. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the securitization entity will provide the counterparty with the par value of assets held in the securitization entity for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the securitization entity is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the securitization entity and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the securitization entity.

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$—	$—	$—	$5	$—	$—
AA
Matures in less than one year	—	—	—	6	—	—
Matures after one year through five years	5	—	—	—	—	—
Matures after five years through ten years	—	—	—	5	—	—
A
Matures in less than one year	10	—	—	37	—	—
Matures after five years through ten years	10	—	—	10	1	—
BBB
Matures in less than one year	6	—	—	68	—	—
Matures after one year through five years	14	—	—	—	—	—
Matures after five years through ten years	10	—	—	24	—	—

Total credit default swaps on single name reference entities	$55	$—	$—	$155	$1	$—

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
	Notional			Notional
(Amounts in millions)	value	Assets	Liabilities	value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7% - 15% matures after one year through five years (1)	$100	$1	$—	$100	$—	$1
9% - 12% matures in less than one year (2)	50	—	—	50	—	—
9% - 12% matures after one year through five years (2)	250	2	—	250	2	—
10% - 15% matures after one year through five years (3)	250	4	—	250	4	—
15% - 30% matures after five years through ten years (4)	—	—	—	127	1	—

Total credit default swap index tranches	650	7	—	777	7	1

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (5)	12	—	4	12	—	5
Portion backing our interest maturing 2017 (6)	300	—	93	300	—	99

Total customized credit default swap index tranches related to securitization entities	312	—	97	312	—	104

Total credit default swaps on index tranches	$962	$7	$97	$1,089	$7	$105

(1)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% – 15%.
(2)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% – 12%.
(3)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% – 15%.
(4)	The current attachment/detachment as of December 31, 2012 was 14.8% – 30.3%.
(5)	Original notional value was $39 million.
(6)	Original notional value was $300 million.

Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments

(6) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities—those not carried at fair value—are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

The basis on which we estimate fair value is as follows:

Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

Long-term borrowings. We utilize available market data when determining fair value of long-term borrowings issued in the U.S. and Canada, which includes data on recent trades for the same or similar financial instruments. Accordingly, these instruments are classified as Level 2 measurements. In cases where market data is not available such as our Australian borrowings, we use broker quotes for which we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify these borrowings where fair value is based on our consideration of broker quotes as Level 3 measurements.

Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

Borrowings related to securitization entities. Based on market quotes or comparable market transactions. Some of these borrowings are publicly traded debt securities and are classified as Level 2. Certain borrowings are not publicly traded and are classified as Level 3.

Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of the dates indicated:

	March 31, 2013
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,866	$6,399	$—	$—	$6,399
Restricted commercial mortgage loans		(1)	324	371	—	—	371
Other invested assets		(1)	419	431	—	307	124
Liabilities:
Long-term borrowings		(1)	4,766	5,246	—	5,095	151
Non-recourse funding obligations		(1)	2,062	1,468	—	—	1,468
Borrowings related to securitization entities		(1)	258	285	—	223	62
Investment contracts		(1)	17,815	18,926	—	906	18,020
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	60		—	—	—	—	—

	December 31, 2012
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.

Recurring Fair Value Measurements

We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

Fixed maturity, equity and trading securities

The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services (“pricing services”) as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,376	$—	$5,376	$—
Internal models	5	—	—	5

Total U.S. government, agencies and government-sponsored enterprises	5,381	—	5,376	5

Tax-exempt:
Pricing services	270	—	270	—

Total tax-exempt	270	—	270	—

Government—non-U.S.:
Pricing services	2,337	—	2,337	—
Internal models	8	—	—	8

Total government—non-U.S.	2,345	—	2,337	8

U.S. corporate:
Pricing services	22,984	—	22,984	—
Broker quotes	176	—	—	176
Internal models	2,776	—	308	2,468

Total U.S. corporate	25,936	—	23,292	2,644

Corporate—non-U.S.:
Pricing services	13,341	—	13,341	—
Broker quotes	155	—	—	155
Internal models	2,044	—	229	1,815

Total corporate—non-U.S.	15,540	—	13,570	1,970

Residential mortgage-backed:
Pricing services	5,812	—	5,812	—
Broker quotes	73	—	—	73
Internal models	57	—	—	57

Total residential mortgage-backed	5,942	—	5,812	130

Commercial mortgage-backed:
Pricing services	3,030	—	3,030	—
Broker quotes	9	—	—	9
Internal models	17	—	—	17

Total commercial mortgage-backed	3,056	—	3,030	26

Other asset-backed:
Pricing services	1,659	—	1,659	—
Broker quotes	917	—	—	917
Internal models	36	—	2	34

Total other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	$61,082	$—	$55,348	$5,734

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$398	$395	$3	$—
Broker quotes	3	—	—	3
Internal models	89	—	—	89

Total equity securities	$490	$395	$3	$92

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$401	$—	$401	$—
Broker quotes	67	—	—	67

Total trading securities	$468	$—	$401	$67

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

Restricted other invested assets related to securitization entities

We have trading securities related to securitization entities that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments, which is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

Securities lending and derivative counterparty collateral

The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

Contingent consideration

We have certain contingent purchase price payments and receivables related to acquisitions and sales that are recorded at fair value each period. Fair value is determined using an income approach whereby we project the expected performance of the business and compare our projections of the relevant performance metric to the thresholds established in the purchase or sale agreement to determine our expected payments or receipts. We then discount these expected amounts to calculate the fair value as of the valuation date. We evaluate the underlying projections used in determining fair value each period and update these underlying projections when there have been significant changes in our expectations of the future business performance. The inputs used to determine the discount rate and expected payments or receipts are primarily based on significant unobservable inputs and result in the fair value of the contingent consideration being classified as Level 3. An increase in the discount rate or a decrease in expected payments or receipts will result in a decrease in the fair value of contingent consideration.

Separate account assets

The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Derivatives

We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty’s and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

Interest rate swaps related to securitization entities. The valuation of interest rate swaps related to securitization entities is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, the current consumer price index and the forward consumer price index curve, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Foreign currency swaps. The valuation of foreign currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

Credit default swaps related to securitization entities. Credit default swaps related to securitization entities represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to securitization entities are classified as Level 3. As credit spreads widen for the underlying issuers comprising the customized index, the change in our valuation of these credit default swaps will be unfavorable.

Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Forward bond purchase commitments. The valuation of forward bond purchase commitments is determined using an income approach. The primary input into the valuation represents the current bond prices and interest rates, which are generally considered an observable input, and results in the derivative being classified as Level 2.

Other foreign currency contracts. We have certain foreign currency options classified as other foreign currency contracts. The valuation of foreign currency options is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, foreign currency exchange rates, forward interest rate, foreign currency exchange rate volatility, foreign equity index volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate, foreign currency exchange rate volatility and foreign equity index volatility inputs, the derivative is classified as Level 3. As foreign currency exchange rate volatility and foreign equity index volatility increases, the change in our valuation of these options will be favorable. We also have foreign currency forward contracts where the valuation is determined using an income approach. The primary inputs into the valuation represent the forward foreign currency exchange rates, which are generally considered observable inputs and results in the derivative being classified as Level 2.

GMWB embedded derivatives

We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of March 31, 2013 and December 31, 2012, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77 million and $89 million, respectively.

To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder’s current account value and GMWB benefit.

We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

Fixed index annuity embedded derivatives

We offer fixed indexed annuity products where interest is credited to the policyholder’s account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Borrowings related to securitization entities

We record certain borrowings related to securitization entities at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the securitization entities that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the securitization entities and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3. Increases in the valuation of the underlying assets or decreases in the derivative liabilities will result in an increase in the fair value of these borrowings.

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,381	$—	$5,376	$5
Tax-exempt	270	—	270	—
Government—non-U.S.	2,345	—	2,337	8
U.S. corporate	25,936	—	23,292	2,644
Corporate—non-U.S.	15,540	—	13,570	1,970
Residential mortgage-backed	5,942	—	5,812	130
Commercial mortgage-backed	3,056	—	3,030	26
Other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	61,082	—	55,348	5,734

Equity securities	490	395	3	92

Other invested assets:
Trading securities	468	—	401	67
Derivative assets:
Interest rate swaps	864	—	863	1
Foreign currency swaps	9	—	9	—
Credit default swaps	7	—	—	7
Equity index options	17	—	—	17
Equity return swaps	1	—	1	—
Forward bond purchase commitments	39	—	39	—

Total derivative assets	937	—	912	25

Securities lending collateral	183	—	183	—
Derivatives counterparty collateral	209	—	209	—

Total other invested assets	1,797	—	1,705	92

Restricted other invested assets related to securitization entities	399	—	200	199
Other assets (1)	10	—	—	10
Reinsurance recoverable (2)	6	—	—	6
Separate account assets	10,140	10,140	—	—

Total assets	$73,924	$10,535	$57,256	$6,133

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$272	$—	$—	$272
Fixed index annuity embedded derivatives	34	—	—	34

Total policyholder account balances	306	—	—	306

Derivative liabilities:
Interest rate swaps	272	—	272	—
Interest rate swaps related to securitization entities	23	—	23	—
Inflation indexed swaps	95	—	95	—
Foreign currency swaps	8	—	8	—
Credit default swaps	1	—	1	—
Credit default swaps related to securitization entities	97	—	—	97
Equity index options	1	—	—	1

Total derivative liabilities	497	—	399	98

Borrowings related to securitization entities	71	—	—	71

Total liabilities	$874	$—	$399	$475

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities	393	—	199	194
Other assets (1)	9	—	—	9
Reinsurance recoverable (2)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$9	$—	$—	$—	$—	$—	$(4)	$—	$—	$5	$—
Government—non-U.S.	9	—	—	—	—	—	(1)	—	—	8	—
U.S. corporate (1)	2,683	2	18	56	(97)	—	(51)	62	(29)	2,644	(1)
Corporate—non-U.S. (1)	1,983	1	9	53	—	—	(23)	—	(53)	1,970	1
Residential mortgage-backed	157	(1)	1	—	—	—	(11)	—	(16)	130	(1)
Commercial mortgage-backed	35	(2)	(2)	—	—	—	(10)	5	—	26	(2)
Other asset-backed	864	(1)	11	65	(44)	—	(30)	86	—	951	—

Total fixed maturity securities	5,740	(1)	37	174	(141)	—	(130)	153	(98)	5,734	(3)

Equity securities	99	—	—	—	(7)	—	—	—	—	92	—

Other invested assets:
Trading securities	76	3	—	—	(11)	—	(1)	—	—	67	2
Derivative assets:
Interest rate swaps	2	—	—	—	—	—	(1)	—	—	1	—
Credit default swaps	7	3	—	—	—	—	(3)	—	—	7	2
Equity index options	25	(15)	—	7	—	—	—	—	—	17	(15)

Total derivative assets	34	(12)	—	7	—	—	(4)	—	—	25	(13)

Total other invested assets	110	(9)	—	7	(11)	—	(5)	—	—	92	(11)

Restricted other invested assets related to securitization entities	194	5	—	—	—	—	—	—	—	199	5
Other assets (2)	9	1	—	—	—	—	—	—	—	10	1
Reinsurance recoverable (3)	10	(5)	—	—	—	1	—	—	—	6	(5)

Total Level 3 assets	$6,162	$(9)	$37	$181	$(159)	$1	$(135)	$153	$(98)	$6,133	$(13)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

	Beginning balance as of January 1, 2012	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$—	$(12)	$1	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	1	11	30	(18)	—	(10)	149	(244)	2,430	4
Corporate—non-U.S. (1)	1,284	2	13	59	—	—	(28)	353	(74)	1,609	1
Residential mortgage-backed	95	—	3	—	—	—	(5)	2	—	95	—
Commercial mortgage-backed	39	—	2	—	—	—	(1)	—	—	40	—
Other asset-backed	271	—	7	70	(20)	—	(13)	104	—	419	—

Total fixed maturity securities	4,223	3	36	159	(38)	—	(58)	608	(330)	4,603	5

Equity securities	98	1	(2)	—	(2)	—	—	—	—	95	—

Other invested assets:
Trading securities	264	5	—	24	—	—	(7)	—	—	286	5
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(1)	—	—	4	—
Credit default swaps	—	4	—	—	—	—	(1)	—	—	3	4
Equity index options	39	(35)	—	14	—	—	—	—	—	18	(31)
Other foreign currency contracts	9	(10)	—	3	—	—	—	—	—	2	(10)

Total derivative assets	53	(41)	—	17	—	—	(2)	—	—	27	(37)

Total other invested assets	317	(36)	—	41	—	—	(9)	—	—	313	(32)

Restricted other invested assets related to securitization entities	176	5	—	—	—	—	—	—	—	181	5
Reinsurance recoverable (2)	16	(11)	—	—	—	1	—	—	—	6	(11)

Total Level 3 assets	$4,830	$(38)	$34	$200	$(40)	$1	$(67)	$608	$(330)	$5,198	$(33)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

The following table presents the gains and losses included in net income from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized gains (losses) included in net income:
Net investment income	$9	$16
Net investment gains (losses)	(18)	(54)

Total	$(9)	$(38)

Net gains (losses) included in net income attributable to assets still held:
Net investment income	$7	$15
Net investment gains (losses)	(20)	(48)

Total	$(13)	$(33)

The amount presented for unrealized gains (losses) included in net income for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$350	$(87)	$—	$—	$—	$9	$—	$—	$—	$272	$(83)
Fixed index annuity embedded derivatives	27	3	—	—	—	4	—	—	—	34	3

Total policyholder account balances	377	(84)	—	—	—	13	—	—	—	306	(80)

Derivative liabilities:
Credit default swaps	1	(1)	—	—	—	—	—	—	—	—	(1)
Credit default swaps related to securitization entities	104	(8)	—	1	—	—	—	—	—	97	(8)
Equity index options	—	1	—	—	—	—	—	—	—	1	1

Total derivative liabilities	105	(8)	—	1	—	—	—	—	—	98	(8)

Borrowings related to securitization entities	62	9	—	—	—	—	—	—	—	71	9

Total Level 3 liabilities	$544	$(83)	$—	$1	$—	$13	$—	$—	$—	$475	$(79)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	Beginning balance as of January 1, 2012	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(214)	$—	$—	$—	$9	$—	$—	$—	$287	$(210)
Fixed index annuity embedded derivatives	4	2	—	—	—	—	—	—	—	6	2

Total policyholder account balances	496	(212)	—	—	—	9	—	—	—	293	(208)

Derivative liabilities:
Credit default swaps	57	(36)	—	2	—	—	—	—	—	23	(36)
Credit default swaps related to securitization entities	177	(31)	—	1	—	—	—	—	—	147	(31)

Total derivative liabilities	234	(67)	—	3	—	—	—	—	—	170	(67)

Borrowings related to securitization entities	48	7	—	—	—	—	—	—	—	55	7

Total Level 3 liabilities	$778	$(272)	$—	$3	$—	$9	$—	$—	$—	$518	$(268)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

The following table presents the gains and losses included in net (income) from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized (gains) losses included in net (income):
Net investment income	$—	$—
Net investment (gains) losses	(83)	(272)

Total	$(83)	$(272)

Total (gains) losses included in net (income) attributable to liabilities still held:
Net investment income	$—	$—
Net investment (gains) losses	(79)	(268)

Total	$(79)	$(268)

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled “included in net (income)” in the tables presented above.

Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of March 31, 2013:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,468	Credit spreads	60bps - 800bps (200bps)
Corporate—non-U.S.	Matrix pricing	1,815	Credit spreads	87bps - 358bps (181bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	1	Interest rate volatility	21% - 25% (23%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	14bps - 159bps (70bps)
Equity index options	Discounted cash flows	17	Equity index volatility	22% - 43% (29%)
Other assets (2)	Discounted cash flows	10	Discount rate	Not applicable
Liabilities
Policyholder account balances:			Withdrawal utilization rate Lapse rate Non-performance risk	- %-98% - %-25%
GMWB embedded derivatives (3)	Stochastic cash flow model	272	(credit spreads) Equity index volatility	50bps - 90bps (80bps) 15% - 25% (22%)
Fixed index annuity embedded derivatives	Option budget method	34	Expected future interest credited	1% - 4% (1%)
Derivative liabilities:
Equity index options	Discounted cash flows	1	Equity index volatility	22%

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies

(7) Commitments and Contingencies

(a) Litigation

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers, our pricing structures and business practices in our mortgage insurance businesses, such as captive reinsurance arrangements with lenders and contract underwriting services, violations of the Real Estate Settlement and Procedures Act of 1974 (“RESPA”) or related state anti-inducement laws, and mortgage insurance policy rescissions and curtailments, and breaching fiduciary or other duties to customers, including but not limited to breach of customer information. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

As previously disclosed, in January 2012, we, along with other mortgage insurance companies, received an information request from the Consumer Financial Protection Bureau (“CFPB”) requesting information from our U.S. mortgage insurance subsidiaries with respect to reinsurance arrangements, including captive reinsurance transactions, as part of the CFPB’s review of such arrangements in the mortgage insurance industry. The CFPB further sent to our subsidiary and other mortgage insurance companies a Civil Investigative Demand, dated June 20, 2012 (the “CFPB Demand”), seeking production of specified documents and responses to questions set forth in the CFPB Demand. In April 2013, the U.S. mortgage insurance subsidiaries and other mortgage insurance companies agreed to settle with the CFPB to end the agency’s review. As part of the settlement, the subsidiaries will refrain from certain reinsurance arrangements for a period of 10 years and such subsidiaries will pay approximately $4 million.

As previously disclosed, beginning in December 2011 and continuing through January 2013, one of our U.S. mortgage insurance subsidiaries was named along with several other mortgage insurance participants and mortgage lenders as a defendant in twelve putative class action lawsuits alleging that certain “captive reinsurance arrangements” were in violation of RESPA. The Barlee case was dismissed by the Court with prejudice as to our subsidiary and certain other defendants on February 27, 2013. In the Riddle case, the defendants’ motion to dismiss was denied, but the Court limited discovery at this stage to issues surrounding the statute of limitations. We intend to vigorously defend the remaining actions.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

(b) Commitments

As of March 31, 2013, we were committed to fund $64 million in limited partnership investments and $60 million in U.S. commercial mortgage loan investments.

Segment Information	3 Months Ended
Mar. 31, 2013
Segment Information

(8) Segment Information

We currently operate through three divisions: U.S. Life Insurance, Global Mortgage Insurance and Corporate and Other. Under these divisions, there are five operating business segments. The U.S. Life Insurance Division includes the U.S. Life Insurance segment. The Global Mortgage Insurance Division includes the International Mortgage Insurance and U.S. Mortgage Insurance segments. The Corporate and Other Division includes the International Protection and Runoff segments and Corporate and Other activities. Our operating business segments are as follows: (1) U.S. Life Insurance, which includes our life insurance, long-term care insurance and fixed annuities businesses; (2) International Mortgage Insurance, which includes mortgage insurance-related products and services; (3) U.S. Mortgage Insurance, which includes mortgage insurance-related products and services; (4) International Protection Insurance, which includes our lifestyle protection insurance business; and (5) Runoff, which includes the results of non-strategic products which are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance, institutional, corporate-owned life insurance and other accident and health insurance products. Institutional products consist of: funding agreements, FABNs and GICs.

We also have Corporate and Other activities which include debt financing expenses that are incurred at our holding company level, unallocated corporate income and expenses, eliminations of inter-segment transactions and the results of other businesses that are managed outside of our operating segments.

We use the same accounting policies and procedures to measure segment income (loss) and assets as our consolidated net income and assets. Our chief operating decision maker evaluates segment performance and allocates resources on the basis of “net operating income (loss).” We define net operating income (loss) as income (loss) from continuing operations excluding the after-tax effects of income attributable to noncontrolling interests, net investment gains (losses), goodwill impairments, gains (losses) on the sale of businesses and infrequent or unusual non-operating items. We exclude net investment gains (losses) and infrequent or unusual non-operating items because we do not consider them to be related to the operating performance of our segments and Corporate and Other activities. A component of our net investment gains (losses) is the result of impairments, the size and timing of which can vary significantly depending on market credit cycles. In addition, the size and timing of other investment gains (losses) can be subject to our discretion and are influenced by market opportunities, as well as asset-liability matching considerations. Goodwill impairments and gains (losses) on the sale of businesses are also excluded from net operating income (loss) because, in our opinion, they are not indicative of overall operating trends. Other non-operating items are also excluded from net operating income (loss) if, in our opinion, they are not indicative of overall operating trends. There were no infrequent or unusual items excluded from net operating income during the periods presented.

While some of these items may be significant components of net income available to Genworth’s common stockholders in accordance with U.S. GAAP, we believe that net operating income, and measures that are derived from or incorporate net operating income, are appropriate measures that are useful to investors because they identify the income (loss) attributable to the ongoing operations of the business. Management also uses net operating income as a basis for determining awards and compensation for senior management and to evaluate performance on a basis comparable to that used by analysts. However, the items excluded from net operating income have occurred in the past and could, and in some cases will, recur in the future. Net operating income is not a substitute for net income available to Genworth’s common stockholders determined in accordance with U.S. GAAP. In addition, our definition of net operating income may differ from the definitions used by other companies.

The following is a summary of revenues for our segments and Corporate and Other activities for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues:
U.S. Life Insurance segment:
Life insurance	$494	$373
Long-term care insurance	775	775
Fixed annuities	252	294

U.S. Life Insurance segment’s revenues	1,521	1,442

International Mortgage Insurance segment:
Canada	192	198
Australia	143	133
Other Countries	10	15

International Mortgage Insurance segment’s revenues	345	346

U.S. Mortgage Insurance segment’s revenues	154	188

International Protection segment’s revenues	205	218

Runoff segment’s revenues	43	133

Corporate and Other’s revenues	35	(12)

Total revenues	$2,303	$2,315

The following is a summary of net operating income (loss) for our segments and Corporate and Other activities and a reconciliation of net operating income (loss) for our segments and Corporate and Other activities to net income for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
U.S. Life Insurance segment:
Life insurance	$36	$6
Long-term care insurance	20	35
Fixed annuities	29	23

U.S. Life Insurance segment’s net operating income	85	64

International Mortgage Insurance segment:
Canada	42	37
Australia	46	(21)
Other Countries	(7)	(9)

International Mortgage Insurance segment’s net operating income	81	7

U.S. Mortgage Insurance segment’s net operating income (loss)	21	(44)

International Protection segment’s net operating income	6	5

Runoff segment’s net operating income	16	35

Corporate and Other’s net operating loss	(58)	(50)

Net operating income	151	17
Net investment gains (losses), net of taxes and other adjustments	(28)	17
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income available to Genworth’s common stockholders	103	46
Add: net income attributable to noncontrolling interests	38	33

Net income	$141	$79

The following is a summary of total assets for our segments and Corporate and Other activities as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets:
U.S. Life Insurance	$78,718	$79,214
International Mortgage Insurance	9,934	10,063
U.S. Mortgage Insurance	2,201	2,357
International Protection	2,049	2,145
Runoff	15,435	15,308
Corporate and Other	3,299	3,786

Segment assets from continuing operations	111,636	112,873
Assets associated with discontinued operations	439	439

Total assets	$112,075	$113,312

Changes in Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2013
Changes in Other Comprehensive Income (Loss)

(9) Changes in Other Comprehensive Income (Loss)

The following tables show the changes in OCI, net of taxes, by component as of and for the periods indicated:

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2013	$2,638	$1,909	$655	$5,202
OCI before reclassifications	(216)	(102)	(104)	(422)
Amounts reclassified from OCI	25	(8)	—	17

Current period OCI	(191)	(110)	(104)	(405)

Balance as of March 31, 2013 before noncontrolling interests	2,447	1,799	551	4,797

Less: change in OCI attributable to noncontrolling interests	4	—	(31)	(27)

Balances as of March 31, 2013	$2,443	$1,799	$582	$4,824

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $26 million, net of $13 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2013. Amount also included $52 million of taxes related to foreign currency translation adjustments as of March 31, 2013.

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2012	$1,485	$2,009	$553	$4,047
OCI before reclassifications	(164)	(322)	116	(370)
Amounts reclassified from OCI	—	(7)	—	(7)

Current period OCI	(164)	(329)	116	(377)

Balance as of March 31, 2012 before noncontrolling interests	1,321	1,680	669	3,670

Less: change in OCI attributable to noncontrolling interests	(6)	—	20	14

Balances as of March 31, 2012	$1,327	$1,680	$649	$3,656

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $20 million, net of $11 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2012. Amount also included $48 million of taxes related to foreign currency translation adjustments as of March 31, 2012.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

	Amount reclassified from accumulated other comprehensive income		Affected line item in the consolidated statements of income
	Three months ended March 31,
(Amounts in millions)	2013	2012
Net unrealized investment gains (losses):
Unrealized gains (losses) on investments (1)	$38	$—	Net investment gains (losses)
Provision for income taxes	(13)	—	Provision for income taxes

Total	$25	$—

Derivatives qualifying as hedges:
Interest rate swaps hedging assets	$(9)	$(9)	Net investment income
Interest rate swaps hedging assets	—	(1)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(1)	—	Interest expense
Inflation indexed swaps	(3)	—	Net investment income
Provision for income taxes	5	3	Provision for income taxes

Total	$(8)	$(7)

(1)	Amounts exclude adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves.

Discontinued Operations	3 Months Ended
Mar. 31, 2013
Discontinued Operations

(10) Discontinued Operations

On March 27, 2013, we announced that we had agreed to sell our wealth management business to AqGen Liberty Acquisition, Inc., a subsidiary of AqGen Liberty Holdings LLC, a partnership of Aquiline Capital Partners and Genstar Capital, for approximately $412 million. As a result, this business has been accounted for as discontinued operations and its financial position, results of operations and cash flows are separately reported for all periods presented. The sale is expected to close in the second half of 2013, subject to customary closing conditions, including requisite regulatory approvals. Our wealth management business, previously a separate segment, is separately presented and all prior periods reflected herein have been re-presented on this basis.

The assets and liabilities associated with discontinued operations prior to the sale have been segregated in our consolidated balance sheets. The major assets and liability categories were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets
Other invested assets	$10	$10
Cash and cash equivalents	22	21
Intangible assets	116	115
Goodwill	247	260
Other assets	44	33

Assets associated with discontinued operations	$439	$439

Liabilities
Other liabilities	$70	$48
Deferred tax liability	16	13

Liabilities associated with discontinued operations	$86	$61

Summary operating results of discontinued operations were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues	$78	$111

Income (loss) before income taxes	$(19)	$20
Provision for income taxes	1	8

Income (loss) from discontinued operations, net of taxes	$(20)	$12

During the three months ended March 31, 2013, in connection with the agreement to sell the wealth management business, we recognized a goodwill impairment of $13 million as a result of the carrying value for the business exceeding fair value. Additionally, we agreed to settle our contingent consideration liability related to our purchase of Altegris Capital, LLC in 2010 for approximately $40 million, which resulted in a loss of approximately $5 million from the change in fair value of this liability. In accordance with the accounting guidance for groups of assets that are held-for-sale, we recorded an additional loss of approximately $9 million to record the carrying value of the business at its fair value less costs to sell. We expect to recognize an additional after-tax loss on the sale of up to $10 million at closing, which is based on estimated carrying value and working capital at close, as well as expected expenses associated with the sale.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

(11) Subsequent Events

Holding Company Reorganization

On April 1, 2013, Genworth Holdings (formerly named Genworth Financial, Inc.) completed a holding company reorganization in accordance with Section 251(g) of the General Corporation Law of the State of Delaware (“DGCL”) whereby Genworth Holdings became a direct, wholly-owned subsidiary of a new public holding company, New Genworth (formerly named Sub XLVI, Inc.).

To implement the Reorganization, Genworth Holdings formed New Genworth and New Genworth, in turn, formed Sub XLII, Inc. (“Merger Sub”). The holding company structure was implemented pursuant to Section 251(g) of the DGCL by the merger of Merger Sub with and into Genworth Holdings (the “Merger”). Genworth Holdings survived the Merger as a direct, wholly-owned subsidiary of New Genworth and each share of Genworth Holdings Class A Common Stock, par value $0.001 per share (“Genworth Holdings Class A Common Stock”), issued and outstanding immediately prior to the Merger and each share of Genworth Holdings Class A Common Stock held in the treasury of Genworth Holdings immediately prior to the Merger converted into one issued and outstanding or treasury, as applicable, share of New Genworth Class A Common Stock, par value $0.001 per share , having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the Genworth Holdings Class A Common Stock being converted.

Immediately after the consummation of the Merger, New Genworth had the same authorized, outstanding and treasury capital stock as Genworth Holdings immediately prior to the Merger. Each share of New Genworth common stock outstanding immediately prior to the Merger was cancelled.

Pursuant to Section 251(g) of the DGCL, the Merger did not require a vote of the stockholders of Genworth Holdings. Effective upon the consummation of the Merger, New Genworth adopted an amended and restated certificate of incorporation and amended and restated bylaws that are identical to those of Genworth Holdings immediately prior to the consummation of the Merger (other than provisions regarding certain technical matters, as permitted by Section 251(g) of the DGCL). New Genworth’s directors and executive officers immediately after the consummation of the Merger are the same as the directors and executive officers of Genworth Holdings immediately prior to the consummation of the Merger. Immediately after the consummation of the Merger, New Genworth had, on a consolidated basis, the same assets, businesses and operations as Genworth Holdings had immediately prior to the consummation of the Merger.

On April 1, 2013, in connection with the reorganization, immediately following the consummation of the Merger, Genworth Holdings distributed to New Genworth (as its sole stockholder), through a dividend (the “Distribution”), the 84.6% membership interest in one of its subsidiaries (GMHL) that it held directly, and 100% of the shares of another of its subsidiaries (GMHI), that held the remaining 15.4% of outstanding membership interests of GMHL. At the time of the Distribution, GMHL and GMHI together owned (directly or indirectly) 100% of the shares or other equity interests of all of the subsidiaries that conducted Genworth Holdings’ U.S. mortgage insurance business (these subsidiaries also owned the subsidiaries that conducted Genworth Holdings’ European mortgage insurance business). As part of the comprehensive U.S. mortgage insurance capital plan, on April 1, 2013, immediately prior to the Distribution, Genworth Holdings contributed $100 million to the U.S. mortgage insurance subsidiaries.

Reverse Mortgage Business Disposition

Effective April 1, 2013 (immediately prior to the holding company reorganization), Genworth Holdings completed the sale of its reverse mortgage business for total proceeds of $22 million. No significant gain or loss was recorded on the sale.

Formation of Genworth and Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Impact on Consolidated Balance Sheet and Consolidated Statement of Income

The following table summarizes the impact on our consolidated balance sheet as of December 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported(1)	Premium restatement	As restated
Liabilities and stockholders’ equity
Liabilities:
Other liabilities	$5,171	$68	$5,239
Deferred tax liability	$1,531	$(24)	$1,507
Total liabilities	$95,487	$44	$95,531

Stockholders’ equity:
Retained earnings	$1,907	$(44)	$1,863
Total Genworth’s stockholders’ equity	$16,537	$(44)	$16,493

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

The following table summarizes the impact on our consolidated statement of income for the three months ended March 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported(1)	Premium restatement		As restated
Revenues:
Premiums	$1,107		$(1)	$1,106
Total revenues	$2,316		$(1)	$2,315
Income from continuing operations before income taxes	$83		$(1)	$82
Income from continuing operations	$68		$(1)	$67
Net income	$80		$(1)	$79
Net income available to Genworth’s common stockholders	$47		$(1)	$46
Net income available to Genworth’s common stockholders per common share:
Basic	$0.09	$—		$0.09
Diluted	$0.09	$—		$0.09

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings per Share

Basic and diluted earnings per share are calculated by dividing each income category presented below by the weighted-average basic and diluted shares outstanding for the periods indicated:

	Three months ended March 31,
(Amounts in millions, except per share amounts)	2013	2012
Weighted-average shares used in basic earnings per common share calculations	492.5	491.2
Potentially dilutive securities:
Stock options, restricted stock units and stock appreciation rights	4.3	4.5

Weighted-average shares used in diluted earnings per common share calculations	496.8	495.7

Income from continuing operations:
Income from continuing operations	$161	$67
Less: income from continuing operations attributable to noncontrolling interests	38	33

Income from continuing operations available to Genworth’s common stockholders	$123	$34

Basic per common share	$0.25	$0.07

Diluted per common share	$0.25	$0.07

Income (loss) from discontinued operations:
Income (loss) from discontinued operations, net of taxes	$(20)	$12
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests	—	—

Income (loss) from discontinued operations, net of taxes, available to Genworth’s common stockholders	$(20)	$12

Basic per common share	$(0.04)	$0.03

Diluted per common share	$(0.04)	$0.02

Net income:
Income from continuing operations	$161	$67
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income	141	79
Less: net income attributable to noncontrolling interests	38	33

Net income available to Genworth’s common stockholders	$103	$46

Basic per common share	$0.21	$0.09

Diluted per common share	$0.21	$0.09

Investments (Tables)	3 Months Ended
Mar. 31, 2013
Net Investment Income

Sources of net investment income were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Fixed maturity securities—taxable	$656	$660
Fixed maturity securities—non-taxable	2	4
Commercial mortgage loans	82	84
Restricted commercial mortgage loans related to securitization entities	7	9
Equity securities	4	4
Other invested assets	48	53
Policy loans	32	31
Cash, cash equivalents and short-term investments	7	10

Gross investment income before expenses and fees	838	855
Expenses and fees	(24)	(23)

Net investment income	$814	$832

Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Available-for-sale securities:
Realized gains	$40	$63
Realized losses	(66)	(46)

Net realized gains (losses) on available-for-sale securities	(26)	17

Impairments:
Total other-than-temporary impairments	(12)	(16)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	—	(1)

Net other-than-temporary impairments	(12)	(17)

Trading securities	10	(25)
Commercial mortgage loans	2	2
Net gains related to securitization entities	7	34
Derivative instruments (1)	(42)	26
Contingent consideration adjustment	1	—
Other	(1)	—

Net investment gains (losses)	$(61)	$37

(1)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

Credit Losses Recognized in Net Income

The following represents the activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in other comprehensive income (loss) (“OCI”) as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$387	$646
Additions:
Other-than-temporary impairments not previously recognized	2	2
Increases related to other-than-temporary impairments previously recognized	4	13
Reductions:
Securities sold, paid down or disposed	(142)	(51)

Ending balance	$251	$610

Unrealized Investment Gains and Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$5,684	$6,086
Equity securities	44	34
Other invested assets	(5)	(8)

Subtotal	5,723	6,112
Adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves	(1,820)	(1,925)
Income taxes, net	(1,364)	(1,457)

Net unrealized investment gains (losses)	2,539	2,730
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	96	92

Net unrealized investment gains (losses) attributable to Genworth	$2,443	$2,638

Change in Net Unrealized Gains (Losses) on Available-for-Sale Investment Securities Reported in Accumulated Other Comprehensive Income (Loss)

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$2,638	$1,485
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	(427)	(212)
Adjustment to deferred acquisition costs	16	(47)
Adjustment to present value of future profits	1	11
Adjustment to sales inducements	(3)	(10)
Adjustment to benefit reserves	91	1
Provision for income taxes	106	93

Change in unrealized gains (losses) on investment securities	(216)	(164)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(13) and $—	25	—

Change in net unrealized investment gains (losses)	(191)	(164)
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	4	(6)

Ending balance	$2,443	$1,327

Fixed Maturity and Equity Securities

As of March 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,510	$924	$—	$(53)	$—	$5,381
Tax-exempt	277	14	—	(21)	—	270
Government—non-U.S.	2,132	215	—	(2)	—	2,345
U.S. corporate	22,954	3,073	20	(111)	—	25,936
Corporate—non-U.S.	14,421	1,158	—	(39)	—	15,540
Residential mortgage-backed	5,542	535	10	(82)	(63)	5,942
Commercial mortgage-backed	2,948	162	3	(46)	(11)	3,056
Other asset-backed	2,620	51	—	(57)	(2)	2,612

Total fixed maturity securities	55,404	6,132	33	(411)	(76)	61,082
Equity securities	446	47	—	(3)	—	490

Total available-for-sale securities	$55,850	$6,179	$33	$(414)	$(76)	$61,572

As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,484	$1,025	$—	$(18)	$—	$5,491
Tax-exempt	308	16	—	(30)	—	294
Government—non-U.S.	2,173	250	—	(1)	—	2,422
U.S. corporate	22,873	3,317	19	(104)	—	26,105
Corporate—non-U.S.	14,577	1,262	—	(47)	—	15,792
Residential mortgage-backed	5,744	549	13	(124)	(101)	6,081
Commercial mortgage-backed	3,253	178	5	(82)	(21)	3,333
Other asset-backed	2,660	50	—	(65)	(2)	2,643

Total fixed maturity securities	56,072	6,647	37	(471)	(124)	62,161
Equity securities	483	41	—	(6)	—	518

Total available-for-sale securities	$56,555	$6,688	$37	$(477)	$(124)	$62,679

Gross Unrealized Losses and Fair Values of Investment Securities

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of March 31, 2013:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$766	$(53)	22	$—	$—	—	$766	$(53)	22
Tax-exempt	—	—	—	112	(21)	10	112	(21)	10
Government—non-U.S.	133	(2)	18	—	—	—	133	(2)	18
U.S. corporate	1,579	(50)	211	529	(61)	47	2,108	(111)	258
Corporate—non-U.S.	1,184	(17)	138	241	(22)	20	1,425	(39)	158
Residential mortgage-backed	277	(2)	42	360	(143)	227	637	(145)	269
Commercial mortgage-backed	172	(2)	23	533	(55)	92	705	(57)	115
Other asset-backed	153	(1)	31	150	(58)	16	303	(59)	47

Subtotal, fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897
Equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

% Below cost—fixed maturity securities:
<20% Below cost	$4,257	$(125)	479	$1,624	$(143)	267	$5,881	$(268)	746
20%-50% Below cost	7	(2)	6	272	(138)	92	279	(140)	98
>50% Below cost	—	—	—	29	(79)	53	29	(79)	53

Total fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897

% Below cost—equity securities:
<20% Below cost	43	(2)	47	12	(1)	6	55	(3)	53

Total equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

Investment grade	$4,070	$(121)	439	$1,157	$(162)	175	$5,227	$(283)	614
Below investment grade (3)	237	(8)	93	780	(199)	243	1,017	(207)	336

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

(1)	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$655	$(18)	19	$—	$—	—	$655	$(18)	19
Tax-exempt	—	—	—	137	(30)	13	137	(30)	13
Government—non-U.S.	103	(1)	21	—	—	—	103	(1)	21
U.S. corporate	859	(19)	154	646	(85)	65	1,505	(104)	219
Corporate—non-U.S.	665	(9)	105	436	(38)	41	1,101	(47)	146
Residential mortgage-backed	152	(1)	32	494	(224)	278	646	(225)	310
Commercial mortgage-backed	183	(1)	20	749	(102)	130	932	(103)	150
Other asset-backed	282	(1)	42	185	(66)	18	467	(67)	60

Subtotal, fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938
Equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

% Below cost—fixed maturity securities:
<20% Below cost	$2,899	$(50)	393	$2,151	$(194)	337	$5,050	$(244)	730
20%-50% Below cost	—	—	—	445	(218)	128	445	(218)	128
>50% Below cost	—	—	—	51	(133)	80	51	(133)	80

Total fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938

% Below cost—equity securities:
<20% Below cost	47	(2)	29	12	(1)	11	59	(3)	40
20%-50% Below cost	5	(2)	3	2	(1)	2	7	(3)	5

Total equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

Investment grade	$2,761	$(43)	356	$1,616	$(209)	235	$4,377	$(252)	591
Below investment grade (3)	190	(11)	69	1,045	(338)	323	1,235	(349)	392

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

(1)	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

Fixed Maturity Securities More Than 20% Below Cost and in Continuous Loss Position for 12 Months or More by Asset Class

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$16	$(6)	1%	2	$—	$—	—%	—
U.S. corporate	18	(5)	1	1	—	—	—	—
Corporate—non-U.S.	32	(15)	3	7	—	—	—	—
Structured securities:
Residential mortgage-backed	21	(12)	2	9	2	(3)	1	6
Commercial mortgage-backed	2	(1)	—	2	—	(1)	—	1
Other asset-backed	51	(32)	7	3	—	—	—	—

Total structured securities	74	(45)	9	14	2	(4)	1	7

Total	$140	$(71)	14%	24	$2	$(4)	1%	7

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$2	$(1)	—%	3	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	94	(44)	9	52	18	(61)	12	41
Commercial
mortgage-backed	22	(12)	2	12	3	(4)	1	3
Other asset-backed	14	(10)	2	1	6	(10)	2	2

Total structured securities	130	(66)	13	65	27	(75)	15	46

Total	$132	$(67)	13%	68	$27	$(75)	15%	46

Corporate Debt Securities More Than 20% Below Cost and in Continuous Loss Position for 12 Months or More by Industry

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$50	$(20)	4%	8	$—	$—	—%	—

Total	$50	$(20)	4%	8	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Consumer-cyclical	$2	$(1)	—%	3	$—	$—	—%	—

Total	$2	$(1)	—%	3	$—	$—	—%	—

Maturity Distribution of Fixed Maturity Securities

The scheduled maturity distribution of fixed maturity securities as of March 31, 2013 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,704	$2,731
Due after one year through five years	10,398	10,997
Due after five years through ten years	11,176	12,243
Due after ten years	20,016	23,501

Subtotal	44,294	49,472
Residential mortgage-backed	5,542	5,942
Commercial mortgage-backed	2,948	3,056
Other asset-backed	2,620	2,612

Total	$55,404	$61,082

Commercial Mortgage Loans by Property Type

region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,953	33%	$1,895	32%
Office	1,595	27	1,580	27
Industrial	1,584	27	1,603	27
Apartments	542	9	552	9
Mixed use/other	230	4	282	5

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

Commercial Mortgage Loans by Geographic Region

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
Pacific	$1,582	27%	$1,553	26%
South Atlantic	1,549	26	1,587	27
Middle Atlantic	750	13	739	13
Mountain	458	8	463	8
East North Central	451	8	468	8
West North Central	374	6	353	6
New England	341	6	343	6
West South Central	259	4	265	4
East South Central	140	2	141	2

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

Aging of Past Due Commercial Mortgage Loans by Property Type

The following tables set forth the aging of past due commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$7	$5	$—	$12	$1,941	$1,953
Office	1	—	—	1	1,594	1,595
Industrial	6	2	—	8	1,576	1,584
Apartments	—	—	4	4	538	542
Mixed use/other	1	—	—	1	229	230

Total recorded investment	$15	$7	$4	$26	$5,878	$5,904

% of total commercial mortgage loans	—%	—%	—%	—%	100%	100%

	December 31, 2012
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$3	$—	$3	$1,892	$1,895
Office	2	—	—	2	1,578	1,580
Industrial	—	—	—	—	1,603	1,603
Apartments	—	—	4	4	548	552
Mixed use/other	66	—	—	66	216	282

Total recorded investment	$68	$3	$4	$75	$5,837	$5,912

% of total commercial mortgage loans	1%	—%	—%	1%	99%	100%

Allowance for Credit Losses and Recorded Investment in Commercial Mortgage Loans

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Allowance for credit losses:
Beginning balance	$42	$51
Charge-offs	—	(1)
Recoveries	—	—
Provision	(2)	(1)

Ending balance	$40	$49

Ending allowance for individually impaired loans	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$40	$49

Recorded investment:
Ending balance	$5,904	$6,076

Ending balance of individually impaired loans	$—	$2

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$5,904	$6,074

Average Loan-to-Value of Commercial Mortgage Loans by Property Type

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$553	$277	$920	$172	$31	$1,953
Office	318	224	721	295	37	1,595
Industrial	451	235	671	188	39	1,584
Apartments	165	85	248	29	15	542
Mixed use/other	73	24	112	15	6	230

Total recorded investment	$1,560	$845	$2,672	$699	$128	$5,904

% of total	26%	14%	46%	12%	2%	100%

Weighted-average debt service coverage ratio	2.27	1.76	2.07	1.17	1.05	1.95

(1)	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.

	December 31, 2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$548	$280	$874	$162	$31	$1,895
Office	323	237	688	288	44	1,580
Industrial	462	242	671	188	40	1,603
Apartments	167	140	201	29	15	552
Mixed use/other	68	24	103	81	6	282

Total recorded investment	$1,568	$923	$2,537	$748	$136	$5,912

% of total	27%	16%	42%	13%	2%	100%

Weighted-average debt service coverage ratio	2.13	1.73	2.09	1.18	2.48	1.95

(1)	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

Debt Service Coverage Ratio for Fixed Rate Commercial Mortgage Loans by Property Type

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$100	$290	$401	$673	$385	$1,849
Office	147	167	280	625	292	1,511
Industrial	172	145	279	649	334	1,579
Apartments	8	48	99	242	145	542
Mixed use/other	27	25	52	90	36	230

Total recorded investment	$454	$675	$1,111	$2,279	$1,192	$5,711

% of total	8%	12%	19%	40%	21%	100%

Weighted-average loan-to-value	79%	70%	66%	62%	45%	61%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$87	$295	$391	$634	$384	$1,791
Office	148	174	312	559	303	1,496
Industrial	164	148	311	629	345	1,597
Apartments	9	62	90	279	112	552
Mixed use/other	32	21	49	64	50	216

Total recorded investment	$440	$700	$1,153	$2,165	$1,194	$5,652

% of total	8%	12%	20%	39%	21%	100%

Weighted-average loan-to-value	81%	71%	66%	61%	45%	61%

Debt Service Coverage Ratio for Floating Rate Commercial Mortgage Loans by Property Type

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$—	$1	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	5	5
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	—	—

Total recorded investment	$—	$—	$8	$1	$184	$193

% of total	—%	—%	4%	1%	95%	100%

Weighted-average loan-to-value	—%	—%	81%	5%	64%	65%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	6	6
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	66	66

Total recorded investment	$—	$—	$9	$—	$251	$260

% of total	—%	—%	3%	—%	97%	100%

Weighted-average loan-to-value	—%	—%	55%	—%	79%	78%

Restricted Commercial Mortgage Loans by Property Type

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$131	40%	$140	42%
Industrial	77	24	81	24
Office	61	19	63	18
Apartments	53	16	53	15
Mixed use/other	3	1	5	1

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

Restricted Commercial Mortgage Loans by Geographic Region

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$120	37%	$126	37%
Pacific	57	18	60	18
Middle Atlantic	53	16	55	16
East North Central	29	9	31	9
Mountain	21	6	21	6
West North Central	19	6	22	6
East South Central	14	4	16	5
West South Central	11	3	11	3
New England	1	1	—	—

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

Average Loan-to-Value of Restricted Commercial Mortgage Loans by Property Type

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$118	$4	$6	$—	$3	$131
Industrial	73	—	4	—	—	77
Office	52	3	—	6	—	61
Apartments	28	4	21	—	—	53
Mixed use/other	3	—	—	—	—	3

Total recorded investment	$274	$11	$31	$6	$3	$325

% of total	84%	3%	10%	2%	1%	100%

Weighted-average debt service coverage ratio	1.73	1.31	1.20	0.93	0.44	1.64

	December 31, 2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$126	$4	$7	$—	$3	$140
Industrial	77	—	3	1	—	81
Office	54	3	—	6	—	63
Apartments	28	4	21	—	—	53
Mixed use/other	5	—	—	—	—	5

Total recorded investment	$290	$11	$31	$7	$3	$342

% of total	85%	3%	9%	2%	1%	100%

Weighted-average debt service coverage ratio	1.78	1.38	1.14	0.86	0.54	1.68

Debt Service Coverage Ratio for Fixed Rate Restricted Commercial Mortgage Loans by Property Type

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$32	$35	$43	$131
Industrial	6	7	16	29	19	77
Office	4	22	10	20	5	61
Apartments	—	15	13	14	11	53
Mixed use/other	—	—	—	—	3	3

Total recorded investment	$15	$60	$71	$98	$81	$325

% of total	5%	18%	22%	30%	25%	100%

Weighted-average loan-to-value	53%	48%	38%	32%	28%	36%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$34	$36	$49	$140
Industrial	9	4	14	37	17	81
Office	4	22	14	12	11	63
Apartments	—	20	11	21	1	53
Mixed use/other	—	—	—	2	3	5

Total recorded investment	$18	$62	$73	$108	$81	$342

% of total	5%	18%	21%	32%	24%	100%

Weighted-average loan-to-value	51%	53%	37%	31%	29%	37%

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Schedule Of Positions in Derivative Instruments

The following table sets forth our positions in derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
		Fair value			Fair value
(Amounts in millions)	Balance sheet classification	March 31, 2013	December 31, 2012	Balance sheet classification	March 31, 2013	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$315	$414	Other liabilities	$50	$27
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	95	105
Foreign currency swaps	Other invested assets	9	3	Other liabilities	8	1
Forward bond purchase commitments	Other invested assets	39	53	Other liabilities	—	—

Total cash flow hedges		363	470		153	133

Fair value hedges:
Interest rate swaps	Other invested assets	4	12	Other liabilities	—	—
Foreign currency swaps	Other invested assets	—	31	Other liabilities	—	—

Total fair value hedges		4	43		—	—

Total derivatives designated as hedges		367	513		153	133

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	545	603	Other liabilities	222	280
Interest rate swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	23	27
Credit default swaps	Other invested assets	7	8	Other liabilities	1	1
Credit default swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	97	104
Equity index options	Other invested assets	17	25	Other liabilities	1	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	1	—	Other liabilities	—	8
GMWB embedded derivatives	Reinsurance recoverable (1)	6	10	Policyholder account balances (2)	272	350
Fixed index annuity embedded derivatives	Other assets (3)	—	—	Policyholder account balances (3)	34	27

Total derivatives not designated as hedges		576	646		650	797

Total derivatives		$943	$1,159		$803	$930

(1)	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits (“GMWB”) liabilities.
(2)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(3)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

Activity Associated with Derivative Instruments

The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$10,146	$6,949	$(4,807)	$12,288
Inflation indexed swaps	Notional	554	—	(1)	553
Foreign currency swaps	Notional	183	102	—	285
Forward bond purchase commitments	Notional	456	—	—	456

Total cash flow hedges		11,339	7,051	(4,808)	13,582

Fair value hedges:
Interest rate swaps	Notional	723	—	—	723
Foreign currency swaps	Notional	85	—	(85)	—

Total fair value hedges		808	—	(85)	723

Total derivatives designated as hedges		12,147	7,051	(4,893)	14,305

Derivatives not designated as hedges
Interest rate swaps	Notional	6,331	252	(969)	5,614
Interest rate swaps related to securitization entities	Notional	104	—	—	104
Credit default swaps	Notional	932	68	(227)	773
Credit default swaps related to securitization entities	Notional	312	—	—	312
Equity index options	Notional	936	151	(104)	983
Financial futures	Notional	1,692	1,427	(1,692)	1,427
Equity return swaps	Notional	186	20	—	206
Other foreign currency contracts	Notional	—	14	—	14

Total derivatives not designated as hedges		10,493	1,932	(2,992)	9,433

Total derivatives		$22,640	$8,983	$(7,885)	$23,738

(Number of policies)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	45,027	—	(732)	44,295
Fixed index annuity embedded derivatives	Policies	2,013	392	(18)	2,387

Schedule of Pre-Tax Income (Loss) Effects of Cash Flow Hedges

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2013:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(153)	$9	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	1	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(14)	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	9	3	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)

Total	$(157)	$13		$(3)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(421)	$9	Net investment income	$(16)	Net investment gains (losses)
Interest rate swaps hedging assets	—	1	Net investment gains (losses)	—	Net investment gains (losses)
Inflation indexed swaps	(31)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(48)	—	Net investment income	—	Net investment gains (losses)

Total	$(499)	$10		$(16)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Derivatives qualifying as effective accounting hedges as of January 1	$1,909	$2,009
Current period increases (decreases) in fair value, net of deferred taxes of $55 and $177	(102)	(322)
Reclassification to net (income), net of deferred taxes of $5 and $3	(8)	(7)

Derivatives qualifying as effective accounting hedges as of March 31	$1,799	$1,680

Schedule of Pre-Tax Income (Loss) Effects of Fair Value Hedges and Related Hedged Items

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2013:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging liabilities	$(8)	Net investment gains (losses)	$8	Interest credited	$8	Net investment gains (losses)
Foreign currency swaps	(31)	Net investment gains (losses)	—	Interest credited	31	Net investment gains (losses)

Total	$(39)		$8		$39

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging assets	$—	Net investment gains (losses)	$(1)	Net investment income	$—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(9)	Net investment gains (losses)	11	Interest credited	9	Net investment gains (losses)
Foreign currency swaps	3	Net investment gains (losses)	1	Interest credited	(4)	Net investment gains (losses)

Total	$(6)		$11		$5

Schedule of Pre-Tax Gain (Loss) Recognized in Net Income for Effects of Derivatives Not Designated as Hedges

The following table provides the pre-tax gain (loss) recognized in net income for the effects of derivatives not designated as hedges for the periods indicated:

	Three months ended March 31,		Classification of gain (loss) recognized in net income
(Amounts in millions)	2013	2012
Interest rate swaps	$1	$1	Net investment gains (losses)
Interest rate swaps related to securitization entities	2	2	Net investment gains (losses)
Credit default swaps	4	41	Net investment gains (losses)
Credit default swaps related to securitization entities	8	31	Net investment gains (losses)
Equity index options	(16)	(35)	Net investment gains (losses)
Financial futures	(97)	(112)	Net investment gains (losses)
Equity return swaps	(10)	(25)	Net investment gains (losses)
Other foreign currency contracts	—	(17)	Net investment gains (losses)
Reinsurance embedded derivatives	—	(12)	Net investment gains (losses)
GMWB embedded derivatives	82	203	Net investment gains (losses)
Fixed index annuity embedded derivatives	(3)	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$(29)	$75

Derivative Assets and Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	March 31, 2013
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,001	$—	$1,001	$(340)	$(615)	$9	$55
Liabilities Derivatives (2)	404	—	404	(340)	(79)	19	4

Net derivatives	$597	$—	$597	$—	$(536)	$(10)	$51

(1)	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Schedule of Credit Default Swaps Where We Sell Protection on Single Name Reference Entities and Fair Values

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$—	$—	$—	$5	$—	$—
AA
Matures in less than one year	—	—	—	6	—	—
Matures after one year through five years	5	—	—	—	—	—
Matures after five years through ten years	—	—	—	5	—	—
A
Matures in less than one year	10	—	—	37	—	—
Matures after five years through ten years	10	—	—	10	1	—
BBB
Matures in less than one year	6	—	—	68	—	—
Matures after one year through five years	14	—	—	—	—	—
Matures after five years through ten years	10	—	—	24	—	—

Total credit default swaps on single name reference entities	$55	$—	$—	$155	$1	$—

Schedule of Credit Default Swaps Where We Sell Protection on Credit Default Swap Index Tranches and Fair Values

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
	Notional			Notional
(Amounts in millions)	value	Assets	Liabilities	value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7% - 15% matures after one year through five years (1)	$100	$1	$—	$100	$—	$1
9% - 12% matures in less than one year (2)	50	—	—	50	—	—
9% - 12% matures after one year through five years (2)	250	2	—	250	2	—
10% - 15% matures after one year through five years (3)	250	4	—	250	4	—
15% - 30% matures after five years through ten years (4)	—	—	—	127	1	—

Total credit default swap index tranches	650	7	—	777	7	1

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (5)	12	—	4	12	—	5
Portion backing our interest maturing 2017 (6)	300	—	93	300	—	99

Total customized credit default swap index tranches related to securitization entities	312	—	97	312	—	104

Total credit default swaps on index tranches	$962	$7	$97	$1,089	$7	$105

(1)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% – 15%.
(2)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% – 12%.
(3)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% – 15%.
(4)	The current attachment/detachment as of December 31, 2012 was 14.8% – 30.3%.
(5)	Original notional value was $39 million.
(6)	Original notional value was $300 million.

Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Financial Instruments Not Required to be Carried at Fair Value

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of the dates indicated:

	March 31, 2013
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,866	$6,399	$—	$—	$6,399
Restricted commercial mortgage loans		(1)	324	371	—	—	371
Other invested assets		(1)	419	431	—	307	124
Liabilities:
Long-term borrowings		(1)	4,766	5,246	—	5,095	151
Non-recourse funding obligations		(1)	2,062	1,468	—	—	1,468
Borrowings related to securitization entities		(1)	258	285	—	223	62
Investment contracts		(1)	17,815	18,926	—	906	18,020
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	60		—	—	—	—	—

	December 31, 2012
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.

Primary Sources Considered when Determining Fair Value of Each Class of Fixed Maturity Securities

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,376	$—	$5,376	$—
Internal models	5	—	—	5

Total U.S. government, agencies and government-sponsored enterprises	5,381	—	5,376	5

Tax-exempt:
Pricing services	270	—	270	—

Total tax-exempt	270	—	270	—

Government—non-U.S.:
Pricing services	2,337	—	2,337	—
Internal models	8	—	—	8

Total government—non-U.S.	2,345	—	2,337	8

U.S. corporate:
Pricing services	22,984	—	22,984	—
Broker quotes	176	—	—	176
Internal models	2,776	—	308	2,468

Total U.S. corporate	25,936	—	23,292	2,644

Corporate—non-U.S.:
Pricing services	13,341	—	13,341	—
Broker quotes	155	—	—	155
Internal models	2,044	—	229	1,815

Total corporate—non-U.S.	15,540	—	13,570	1,970

Residential mortgage-backed:
Pricing services	5,812	—	5,812	—
Broker quotes	73	—	—	73
Internal models	57	—	—	57

Total residential mortgage-backed	5,942	—	5,812	130

Commercial mortgage-backed:
Pricing services	3,030	—	3,030	—
Broker quotes	9	—	—	9
Internal models	17	—	—	17

Total commercial mortgage-backed	3,056	—	3,030	26

Other asset-backed:
Pricing services	1,659	—	1,659	—
Broker quotes	917	—	—	917
Internal models	36	—	2	34

Total other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	$61,082	$—	$55,348	$5,734

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

Primary Sources Considered when Determining Fair Value of Equity Securities

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$398	$395	$3	$—
Broker quotes	3	—	—	3
Internal models	89	—	—	89

Total equity securities	$490	$395	$3	$92

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

Primary Sources Considered when Determining Fair Value of Trading Securities

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$401	$—	$401	$—
Broker quotes	67	—	—	67

Total trading securities	$468	$—	$401	$67

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

Assets and Liabilities that are Measured at Fair Value on Recurring Basis

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,381	$—	$5,376	$5
Tax-exempt	270	—	270	—
Government—non-U.S.	2,345	—	2,337	8
U.S. corporate	25,936	—	23,292	2,644
Corporate—non-U.S.	15,540	—	13,570	1,970
Residential mortgage-backed	5,942	—	5,812	130
Commercial mortgage-backed	3,056	—	3,030	26
Other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	61,082	—	55,348	5,734

Equity securities	490	395	3	92

Other invested assets:
Trading securities	468	—	401	67
Derivative assets:
Interest rate swaps	864	—	863	1
Foreign currency swaps	9	—	9	—
Credit default swaps	7	—	—	7
Equity index options	17	—	—	17
Equity return swaps	1	—	1	—
Forward bond purchase commitments	39	—	39	—

Total derivative assets	937	—	912	25

Securities lending collateral	183	—	183	—
Derivatives counterparty collateral	209	—	209	—

Total other invested assets	1,797	—	1,705	92

Restricted other invested assets related to securitization entities	399	—	200	199
Other assets (1)	10	—	—	10
Reinsurance recoverable (2)	6	—	—	6
Separate account assets	10,140	10,140	—	—

Total assets	$73,924	$10,535	$57,256	$6,133

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$272	$—	$—	$272
Fixed index annuity embedded derivatives	34	—	—	34

Total policyholder account balances	306	—	—	306

Derivative liabilities:
Interest rate swaps	272	—	272	—
Interest rate swaps related to securitization entities	23	—	23	—
Inflation indexed swaps	95	—	95	—
Foreign currency swaps	8	—	8	—
Credit default swaps	1	—	1	—
Credit default swaps related to securitization entities	97	—	—	97
Equity index options	1	—	—	1

Total derivative liabilities	497	—	399	98

Borrowings related to securitization entities	71	—	—	71

Total liabilities	$874	$—	$399	$475

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities	393	—	199	194
Other assets (1)	9	—	—	9
Reinsurance recoverable (2)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Assets Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$9	$—	$—	$—	$—	$—	$(4)	$—	$—	$5	$—
Government—non-U.S.	9	—	—	—	—	—	(1)	—	—	8	—
U.S. corporate (1)	2,683	2	18	56	(97)	—	(51)	62	(29)	2,644	(1)
Corporate—non-U.S. (1)	1,983	1	9	53	—	—	(23)	—	(53)	1,970	1
Residential mortgage-backed	157	(1)	1	—	—	—	(11)	—	(16)	130	(1)
Commercial mortgage-backed	35	(2)	(2)	—	—	—	(10)	5	—	26	(2)
Other asset-backed	864	(1)	11	65	(44)	—	(30)	86	—	951	—

Total fixed maturity securities	5,740	(1)	37	174	(141)	—	(130)	153	(98)	5,734	(3)

Equity securities	99	—	—	—	(7)	—	—	—	—	92	—

Other invested assets:
Trading securities	76	3	—	—	(11)	—	(1)	—	—	67	2
Derivative assets:
Interest rate swaps	2	—	—	—	—	—	(1)	—	—	1	—
Credit default swaps	7	3	—	—	—	—	(3)	—	—	7	2
Equity index options	25	(15)	—	7	—	—	—	—	—	17	(15)

Total derivative assets	34	(12)	—	7	—	—	(4)	—	—	25	(13)

Total other invested assets	110	(9)	—	7	(11)	—	(5)	—	—	92	(11)

Restricted other invested assets related to securitization entities	194	5	—	—	—	—	—	—	—	199	5
Other assets (2)	9	1	—	—	—	—	—	—	—	10	1
Reinsurance recoverable (3)	10	(5)	—	—	—	1	—	—	—	6	(5)

Total Level 3 assets	$6,162	$(9)	$37	$181	$(159)	$1	$(135)	$153	$(98)	$6,133	$(13)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

	Beginning balance as of January 1, 2012	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$—	$(12)	$1	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	1	11	30	(18)	—	(10)	149	(244)	2,430	4
Corporate—non-U.S. (1)	1,284	2	13	59	—	—	(28)	353	(74)	1,609	1
Residential mortgage-backed	95	—	3	—	—	—	(5)	2	—	95	—
Commercial mortgage-backed	39	—	2	—	—	—	(1)	—	—	40	—
Other asset-backed	271	—	7	70	(20)	—	(13)	104	—	419	—

Total fixed maturity securities	4,223	3	36	159	(38)	—	(58)	608	(330)	4,603	5

Equity securities	98	1	(2)	—	(2)	—	—	—	—	95	—

Other invested assets:
Trading securities	264	5	—	24	—	—	(7)	—	—	286	5
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(1)	—	—	4	—
Credit default swaps	—	4	—	—	—	—	(1)	—	—	3	4
Equity index options	39	(35)	—	14	—	—	—	—	—	18	(31)
Other foreign currency contracts	9	(10)	—	3	—	—	—	—	—	2	(10)

Total derivative assets	53	(41)	—	17	—	—	(2)	—	—	27	(37)

Total other invested assets	317	(36)	—	41	—	—	(9)	—	—	313	(32)

Restricted other invested assets related to securitization entities	176	5	—	—	—	—	—	—	—	181	5
Reinsurance recoverable (2)	16	(11)	—	—	—	1	—	—	—	6	(11)

Total Level 3 assets	$4,830	$(38)	$34	$200	$(40)	$1	$(67)	$608	$(330)	$5,198	$(33)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

Gains and Losses Included in Net Income from Assets and Liabilities Recorded at Fair Value

The following table presents the gains and losses included in net income from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized gains (losses) included in net income:
Net investment income	$9	$16
Net investment gains (losses)	(18)	(54)

Total	$(9)	$(38)

Net gains (losses) included in net income attributable to assets still held:
Net investment income	$7	$15
Net investment gains (losses)	(20)	(48)

Total	$(13)	$(33)

The following table presents the gains and losses included in net (income) from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized (gains) losses included in net (income):
Net investment income	$—	$—
Net investment (gains) losses	(83)	(272)

Total	$(83)	$(272)

Total (gains) losses included in net (income) attributable to liabilities still held:
Net investment income	$—	$—
Net investment (gains) losses	(79)	(268)

Total	$(79)	$(268)

Liabilities Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$350	$(87)	$—	$—	$—	$9	$—	$—	$—	$272	$(83)
Fixed index annuity embedded derivatives	27	3	—	—	—	4	—	—	—	34	3

Total policyholder account balances	377	(84)	—	—	—	13	—	—	—	306	(80)

Derivative liabilities:
Credit default swaps	1	(1)	—	—	—	—	—	—	—	—	(1)
Credit default swaps related to securitization entities	104	(8)	—	1	—	—	—	—	—	97	(8)
Equity index options	—	1	—	—	—	—	—	—	—	1	1

Total derivative liabilities	105	(8)	—	1	—	—	—	—	—	98	(8)

Borrowings related to securitization entities	62	9	—	—	—	—	—	—	—	71	9

Total Level 3 liabilities	$544	$(83)	$—	$1	$—	$13	$—	$—	$—	$475	$(79)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	Beginning balance as of January 1, 2012	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(214)	$—	$—	$—	$9	$—	$—	$—	$287	$(210)
Fixed index annuity embedded derivatives	4	2	—	—	—	—	—	—	—	6	2

Total policyholder account balances	496	(212)	—	—	—	9	—	—	—	293	(208)

Derivative liabilities:
Credit default swaps	57	(36)	—	2	—	—	—	—	—	23	(36)
Credit default swaps related to securitization entities	177	(31)	—	1	—	—	—	—	—	147	(31)

Total derivative liabilities	234	(67)	—	3	—	—	—	—	—	170	(67)

Borrowings related to securitization entities	48	7	—	—	—	—	—	—	—	55	7

Total Level 3 liabilities	$778	$(272)	$—	$3	$—	$9	$—	$—	$—	$518	$(268)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Fair Value Inputs, Assets and Liabilities, Quantitative Information

The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of March 31, 2013:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,468	Credit spreads	60bps - 800bps (200bps)
Corporate—non-U.S.	Matrix pricing	1,815	Credit spreads	87bps - 358bps (181bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	1	Interest rate volatility	21% - 25% (23%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	14bps - 159bps (70bps)
Equity index options	Discounted cash flows	17	Equity index volatility	22% - 43% (29%)
Other assets (2)	Discounted cash flows	10	Discount rate	Not applicable
Liabilities
Policyholder account balances:			Withdrawal utilization rate Lapse rate Non-performance risk	- %-98% - %-25%
GMWB embedded derivatives (3)	Stochastic cash flow model	272	(credit spreads) Equity index volatility	50bps - 90bps (80bps) 15% - 25% (22%)
Fixed index annuity embedded derivatives	Option budget method	34	Expected future interest credited	1% - 4% (1%)
Derivative liabilities:
Equity index options	Discounted cash flows	1	Equity index volatility	22%

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Revenues for Segments and Corporate and Other Activities

The following is a summary of revenues for our segments and Corporate and Other activities for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues:
U.S. Life Insurance segment:
Life insurance	$494	$373
Long-term care insurance	775	775
Fixed annuities	252	294

U.S. Life Insurance segment’s revenues	1,521	1,442

International Mortgage Insurance segment:
Canada	192	198
Australia	143	133
Other Countries	10	15

International Mortgage Insurance segment’s revenues	345	346

U.S. Mortgage Insurance segment’s revenues	154	188

International Protection segment’s revenues	205	218

Runoff segment’s revenues	43	133

Corporate and Other’s revenues	35	(12)

Total revenues	$2,303	$2,315

Summary of Net Operating Income (Loss) for Segments and Corporate and Other Activities

The following is a summary of net operating income (loss) for our segments and Corporate and Other activities and a reconciliation of net operating income (loss) for our segments and Corporate and Other activities to net income for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
U.S. Life Insurance segment:
Life insurance	$36	$6
Long-term care insurance	20	35
Fixed annuities	29	23

U.S. Life Insurance segment’s net operating income	85	64

International Mortgage Insurance segment:
Canada	42	37
Australia	46	(21)
Other Countries	(7)	(9)

International Mortgage Insurance segment’s net operating income	81	7

U.S. Mortgage Insurance segment’s net operating income (loss)	21	(44)

International Protection segment’s net operating income	6	5

Runoff segment’s net operating income	16	35

Corporate and Other’s net operating loss	(58)	(50)

Net operating income	151	17
Net investment gains (losses), net of taxes and other adjustments	(28)	17
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income available to Genworth’s common stockholders	103	46
Add: net income attributable to noncontrolling interests	38	33

Net income	$141	$79

Summary of Total Assets for Segments and Corporate and Other Activities

The following is a summary of total assets for our segments and Corporate and Other activities as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets:
U.S. Life Insurance	$78,718	$79,214
International Mortgage Insurance	9,934	10,063
U.S. Mortgage Insurance	2,201	2,357
International Protection	2,049	2,145
Runoff	15,435	15,308
Corporate and Other	3,299	3,786

Segment assets from continuing operations	111,636	112,873
Assets associated with discontinued operations	439	439

Total assets	$112,075	$113,312

Changes in Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2013
Component of Changes in OCI, net of Taxes

The following tables show the changes in OCI, net of taxes, by component as of and for the periods indicated:

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2013	$2,638	$1,909	$655	$5,202
OCI before reclassifications	(216)	(102)	(104)	(422)
Amounts reclassified from OCI	25	(8)	—	17

Current period OCI	(191)	(110)	(104)	(405)

Balance as of March 31, 2013 before noncontrolling interests	2,447	1,799	551	4,797

Less: change in OCI attributable to noncontrolling interests	4	—	(31)	(27)

Balances as of March 31, 2013	$2,443	$1,799	$582	$4,824

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $26 million, net of $13 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2013. Amount also included $52 million of taxes related to foreign currency translation adjustments as of March 31, 2013.

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2012	$1,485	$2,009	$553	$4,047
OCI before reclassifications	(164)	(322)	116	(370)
Amounts reclassified from OCI	—	(7)	—	(7)

Current period OCI	(164)	(329)	116	(377)

Balance as of March 31, 2012 before noncontrolling interests	1,321	1,680	669	3,670

Less: change in OCI attributable to noncontrolling interests	(6)	—	20	14

Balances as of March 31, 2012	$1,327	$1,680	$649	$3,656

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $20 million, net of $11 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2012. Amount also included $48 million of taxes related to foreign currency translation adjustments as of March 31, 2012.

Reclassifications out of Accumulated Other Comprehensive Income (Loss) net of Taxes

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

	Amount reclassified from accumulated other comprehensive income		Affected line item in the consolidated statements of income
	Three months ended March 31,
(Amounts in millions)	2013	2012
Net unrealized investment gains (losses):
Unrealized gains (losses) on investments (1)	$38	$—	Net investment gains (losses)
Provision for income taxes	(13)	—	Provision for income taxes

Total	$25	$—

Derivatives qualifying as hedges:
Interest rate swaps hedging assets	$(9)	$(9)	Net investment income
Interest rate swaps hedging assets	—	(1)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(1)	—	Interest expense
Inflation indexed swaps	(3)	—	Net investment income
Provision for income taxes	5	3	Provision for income taxes

Total	$(8)	$(7)

(1)	Amounts exclude adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves.

Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Discontinued Operations Balance Sheet and Income Statement

The assets and liabilities associated with discontinued operations prior to the sale have been segregated in our consolidated balance sheets. The major assets and liability categories were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets
Other invested assets	$10	$10
Cash and cash equivalents	22	21
Intangible assets	116	115
Goodwill	247	260
Other assets	44	33

Assets associated with discontinued operations	$439	$439

Liabilities
Other liabilities	$70	$48
Deferred tax liability	16	13

Liabilities associated with discontinued operations	$86	$61

Summary operating results of discontinued operations were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues	$78	$111

Income (loss) before income taxes	$(19)	$20
Provision for income taxes	1	8

Income (loss) from discontinued operations, net of taxes	$(20)	$12

Formation of Genworth and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011
Net income	$ 141	$ 79
Other liabilities and other policy-related balances	(474)	(370)
Effect Of Change
Net income		(1)
Effect Of Change | Cash Flows from Operating Activities
Net income		(1)
Other liabilities and other policy-related balances		1
Retained earnings
Error restatement effect on retained earnings			(46)
Net income	$ 103	$ 46

Summary of Impact on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Liabilities and stockholders' equity
Other liabilities	$ 5,028	$ 5,239
Deferred tax liability	1,132	1,507
Total liabilities	94,566	95,531
Stockholders' equity:
Retained earnings	1,966	1,863
Total Genworth's stockholders' equity	16,222	16,493
As originally reported
Liabilities and stockholders' equity
Other liabilities		5,171	[1]
Deferred tax liability		1,531	[1]
Total liabilities		95,487	[1]
Stockholders' equity:
Retained earnings		1,907	[1]
Total Genworth's stockholders' equity		16,537	[1]
Effect Of Change
Liabilities and stockholders' equity
Other liabilities		68
Deferred tax liability		(24)
Total liabilities		44
Stockholders' equity:
Retained earnings		(44)
Total Genworth's stockholders' equity		$ (44)

[1]	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

Summary of Impact on Consolidated Statement of Income (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Premiums	$ 1,261	$ 1,106
Total revenues	2,303	2,315
Income from continuing operations before income taxes	237	82
Income from continuing operations	161	67
Net income	141	79
Net income available to Genworth's common stockholders	103	46
Net income available to Genworth's common stockholders per common share:
Basic	$ 0.21	$ 0.09
Diluted	$ 0.21	$ 0.09
As originally reported
Revenues:
Premiums		1,107	[1]
Total revenues		2,316	[1]
Income from continuing operations before income taxes		83	[1]
Income from continuing operations		68	[1]
Net income		80	[1]
Net income available to Genworth's common stockholders		47	[1]
Net income available to Genworth's common stockholders per common share:
Basic		$ 0.09	[1]
Diluted		$ 0.09	[1]
Effect Of Change
Revenues:
Premiums		(1)
Total revenues		(1)
Income from continuing operations before income taxes		(1)
Income from continuing operations		(1)
Net income		(1)
Net income available to Genworth's common stockholders		$ (1)
Net income available to Genworth's common stockholders per common share:
Basic		$ 0
Diluted		$ 0

[1]	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

Earnings per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings (Loss) Per Share [Abstract]
Weighted-average shares used in basic earnings per common share calculations	492.5	491.2
Stock options, restricted stock units and stock appreciation rights	4.3	4.5
Weighted-average shares used in diluted earnings per common share calculations	496.8	495.7
Income from continuing operations:
Income from continuing operations	$ 161	$ 67
Less: income from continuing operations attributable to noncontrolling interests	38	33
Income from continuing operations available to Genworth's common stockholders	123	34
Basic per common share	$ 0.25	$ 0.07
Diluted per common share	$ 0.25	$ 0.07
Income (loss) from discontinued operations:
Income (loss) from discontinued operations, net of taxes	(20)	12
Less: income from discontinued operations, net of taxes, attributable to noncontrolling interests
Income (loss) from discontinued operations, net of taxes, available to Genworth's common stockholders	(20)	12
Basic per common share	$ (0.04)	$ 0.03
Diluted per common share	$ (0.04)	$ 0.02
Net income:
Income from continuing operations	161	67
Income (loss) from discontinued operations, net of taxes	(20)	12
Net income	141	79
Less: net income attributable to noncontrolling interests	38	33
Net income available to Genworth's common stockholders	$ 103	$ 46
Basic per common share	$ 0.21	$ 0.09
Diluted per common share	$ 0.21	$ 0.09

Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 838	$ 855
Expenses and fees	(24)	(23)
Net investment income	814	832
Fixed maturity securities - taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	656	660
Fixed maturity securities - non-taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	2	4
Commercial mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	82	84
Restricted commercial mortgage loans related to securitization entities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	7	9
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	4	4
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	48	53
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	32	31
Cash, cash equivalents and short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 7	$ 10

Net Investment Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Investments [Abstract]
Realized gains	$ 40		$ 63
Realized losses	(66)		(46)
Net realized gains (losses) on available-for-sale securities	(26)		17
Total other-than-temporary impairments	(12)		(16)
Portion of other-than-temporary impairments included in other comprehensive income (loss)			(1)
Net other-than-temporary impairments	(12)		(17)
Trading securities	10		(25)
Commercial mortgage loans	2		2
Net gains related to securitization entities	7		34
Derivative instruments	(42)	[1]	26	[1]
Contingent consideration adjustment	1
Other	(1)
Net investment gains (losses)	$ (61)		$ 37

[1]	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Loan		Mar. 31, 2012	Dec. 31, 2012 Loan
Schedule of Investments [Line Items]
Aggregate fair value of securities sold	$ 577		$ 357
Aggregate fair value of securities sold, percentage of book value	90.00%		90.00%
Gross unrealized losses	490	[1]		601	[2]
Investments subject to call provisions	5,278
Percentage of investment portfolio by which no other industry group exceeded	10.00%
Percentage of stockholders' equity by which no single issuer of fixed maturity securities exceeded	10
Commercial mortgage loans outstanding more than 90 days, interest accruing	0			0
Commercial mortgage loans on nonaccrual status, past due less than 90 days	0			0
Commercial mortgage loans modified or extended, number of loans	12			38
Commercial mortgage loans modified or extended, carrying value	76			279
Commercial mortgage loans, recorded investment	5,904			5,912
Restricted commercial mortgage loans
Schedule of Investments [Line Items]
Commercial mortgage loans outstanding more than 90 days, interest accruing	5			5
Commercial mortgage loans, current	320			337
Commercial mortgage loans not individually impaired, collectively evaluated for impairment	325			342
Commercial mortgage loans, recorded investment	325			342
Provision for credit losses	0		0
Restricted commercial mortgage loans | Floating Rate Commercial Mortgage Loans
Schedule of Investments [Line Items]
Commercial mortgage loans, recorded investment	0			0
Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	283	[1]		252	[2]
Less Than Twelve Months
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position	3.00%
Gross unrealized losses	129			54
Less Than Twelve Months | Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	121			43
Less Than Twelve Months | Less Than 20 Percent Below Cost | Investment grade
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
12 Months Or More
Schedule of Investments [Line Items]
Gross unrealized losses	361	[3]		547	[4]
12 Months Or More | Investment grade
Schedule of Investments [Line Items]
Gross unrealized losses	162	[3]		209	[4]
Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	487	[1]		595	[2]
Fixed maturity securities | Utilities and energy
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	24.00%
Fixed maturity securities | Finance and insurance
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	20.00%
Fixed maturity securities | Consumer-non-cyclical
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	12.00%
Fixed maturity securities | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Gross unrealized losses	268	[1]		244	[2]
Fixed maturity securities | Less Than Twelve Months
Schedule of Investments [Line Items]
Gross unrealized losses	127			50
Fixed maturity securities | Less Than Twelve Months | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Gross unrealized losses	125			50
Fixed maturity securities | 12 Months Or More
Schedule of Investments [Line Items]
Gross unrealized losses	360	[3]		545	[4]
Fixed maturity securities | 12 Months Or More | Less Than 20 Percent Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Gross unrealized losses	143	[3]		194	[4]
Average fair value percentage below cost for securities in a continuous loss position	8.00%
Fixed maturity securities | 12 Months Or More | Less Than 20 Percent Below Cost | Investment grade
Schedule of Investments [Line Items]
Percentage of total unrealized losses for securities in a continuous loss position	61.00%
Fixed maturity securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Gross unrealized losses	21
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost | Finance and insurance
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position	29.00%
Gross unrealized losses	20
Percentage of total gross unrealized losses for securities in a continuous loss position	95.00%
Corporate Debt Securities | 12 Months Or More | More Than 20% Below Cost | Finance and insurance | Financial Hybrid Securities
Schedule of Investments [Line Items]
Gross unrealized losses	20
Structured Securities | 12 Months Or More | More Than 20% Below Cost
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Gross unrealized losses	190
Unrealized losses on other than temporarily impaired securities, non-credit portion, securities in a loss position	$ 64

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.

Credit Losses Recognized in Net Income (Loss) on Debt Securities (Detail) (Debt Securities, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative credit losses, beginning balance	$ 387	$ 646
Other-than-temporary impairments not previously recognized	2	2
Increases related to other-than-temporary impairments previously recognized	4	13
Securities sold, paid down or disposed	(142)	(51)
Cumulative credit losses, ending balance	$ 251	$ 610

Net Unrealized Gains and Losses on Available-for-Sale Investment Securities Reflected as Separate Component of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves	$ (1,820)		$ (1,925)
Income taxes, net	(1,364)		(1,457)
Net unrealized investment gains (losses) including noncontrolling interests	2,539		2,730
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	96		92
Net unrealized investment gains (losses)	2,443	[1]	2,638	[1]	1,327	[1]	1,485	[1]
Net Unrealized Gains (Losses) On Investment Securities
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Fixed maturity securities	5,684		6,086
Equity securities	44		34
Other invested assets	(5)		(8)
Subtotal	$ 5,723		$ 6,112

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.

Change in Net Unrealized Gains (Losses) on Available-for-Sale Securities Reported in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Investments [Abstract]
Net unrealized investment gains (losses), beginning of period	$ 2,638	[1]	$ 1,485	[1]
Unrealized gains (losses) on investment securities	(427)		(212)
Adjustment to deferred acquisition costs	16		(47)
Adjustment to present value of future profits	1		11
Adjustment to sales inducements	(3)		(10)
Adjustment to benefit reserves	91		1
Provision for income taxes	106		93
Change in unrealized gains (losses) on investment securities	(216)	[1]	(164)	[1]
Reclassification adjustments to net investment (gains) losses, net of taxes of $(13) and $-	25	[1]	0	[1]
Change in net unrealized investment gains (losses)	(191)	[1]	(164)	[1]
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	4	[1]	(6)	[1]
Net unrealized investment gains (losses), end of period	$ 2,443	[1]	$ 1,327	[1]

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.

Change in Net Unrealized Gains (Losses) on Available-for-Sale Securities Reported in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Reclassification adjustments to net investment (gains) losses, taxes	$ (13)	$ 0

Amortized Cost or Cost, Gross Unrealized Gains (Losses) and Fair Value of Fixed Maturity and Equity Securities Classified as Available-for-Sale (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Fair value, fixed maturity securities	$ 61,082	$ 62,161
Fair value, equity securities	490	518
Amortized cost or cost, total	55,850	56,555
Fair value, total	61,572	62,679
Fixed maturity securities
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	55,404	56,072
Fair value, fixed maturity securities	61,082	62,161
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	4,510	4,484
Fair value, fixed maturity securities	5,381	5,491
Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	277	308
Fair value, fixed maturity securities	270	294
Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,132	2,173
Fair value, fixed maturity securities	2,345	2,422
Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	22,954	22,873
Fair value, fixed maturity securities	25,936	26,105
Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	14,421	14,577
Fair value, fixed maturity securities	15,540	15,792
Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	5,542	5,744
Fair value, fixed maturity securities	5,942	6,081
Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,948	3,253
Fair value, fixed maturity securities	3,056	3,333
Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,620	2,660
Fair value, fixed maturity securities	2,612	2,643
Equity securities
Schedule of Investments [Line Items]
Amortized cost or cost, equity securities	446	483
Fair value, equity securities	490	518
Not other-than-temporary impairments
Schedule of Investments [Line Items]
Gross unrealized gains	6,179	6,688
Gross unrealized losses	(414)	(477)
Not other-than-temporary impairments | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized gains	6,132	6,647
Gross unrealized losses	(411)	(471)
Not other-than-temporary impairments | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Gross unrealized gains	924	1,025
Gross unrealized losses	(53)	(18)
Not other-than-temporary impairments | Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized gains	14	16
Gross unrealized losses	(21)	(30)
Not other-than-temporary impairments | Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	215	250
Gross unrealized losses	(2)	(1)
Not other-than-temporary impairments | Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Gross unrealized gains	3,073	3,317
Gross unrealized losses	(111)	(104)
Not other-than-temporary impairments | Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	1,158	1,262
Gross unrealized losses	(39)	(47)
Not other-than-temporary impairments | Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	535	549
Gross unrealized losses	(82)	(124)
Not other-than-temporary impairments | Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	162	178
Gross unrealized losses	(46)	(82)
Not other-than-temporary impairments | Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Gross unrealized gains	51	50
Gross unrealized losses	(57)	(65)
Not other-than-temporary impairments | Equity securities
Schedule of Investments [Line Items]
Gross unrealized gains	47	41
Gross unrealized losses	(3)	(6)
Other-than-temporary impairments
Schedule of Investments [Line Items]
Gross unrealized gains	33	37
Gross unrealized losses	(76)	(124)
Other-than-temporary impairments | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized gains	33	37
Gross unrealized losses	(76)	(124)
Other-than-temporary impairments | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other-than-temporary impairments | Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other-than-temporary impairments | Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other-than-temporary impairments | Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Gross unrealized gains	20	19
Gross unrealized losses	0	0
Other-than-temporary impairments | Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other-than-temporary impairments | Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	10	13
Gross unrealized losses	(63)	(101)
Other-than-temporary impairments | Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	3	5
Gross unrealized losses	(11)	(21)
Other-than-temporary impairments | Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	(2)	(2)
Other-than-temporary impairments | Equity securities
Schedule of Investments [Line Items]
Gross unrealized gains	0	0
Gross unrealized losses	$ 0	$ 0

Gross Unrealized Losses and Fair Value of Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Securities		Dec. 31, 2012 Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	$ 6,244		$ 5,612
Gross unrealized losses	(490)	[1]	(601)	[2]
Number of securities in a continuous loss position	950		983
Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,307		2,951
Gross unrealized losses	(129)		(54)
Number of securities in a continuous loss position	532		425
12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,937		2,661
Gross unrealized losses	(361)	[3]	(547)	[4]
Number of securities in a continuous loss position	418		558
Investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	5,227		4,377
Gross unrealized losses	(283)	[1]	(252)	[2]
Number of securities in a continuous loss position	614		591
Investment grade | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,070		2,761
Gross unrealized losses	(121)		(43)
Number of securities in a continuous loss position	439		356
Investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,157		1,616
Gross unrealized losses	(162)	[3]	(209)	[4]
Number of securities in a continuous loss position	175		235
Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,017	[5]	1,235	[6]
Gross unrealized losses	(207)	[1],[5]	(349)	[2],[6]
Number of securities in a continuous loss position	336	[5]	392	[6]
Below investment grade | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	237	[5]	190	[6]
Gross unrealized losses	(8)	[5]	(11)	[6]
Number of securities in a continuous loss position	93	[5]	69	[6]
Below investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	780	[5]	1,045	[6]
Gross unrealized losses	(199)	[3],[5]	(338)	[4],[6]
Number of securities in a continuous loss position	243	[5]	323	[6]
Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	6,189		5,546
Gross unrealized losses	(487)	[1]	(595)	[2]
Number of securities in a continuous loss position	897		938
Fixed maturity securities | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,264		2,899
Gross unrealized losses	(127)		(50)
Number of securities in a continuous loss position	485		393
Fixed maturity securities | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,925		2,647
Gross unrealized losses	(360)	[3]	(545)	[4]
Number of securities in a continuous loss position	412		545
Fixed maturity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	5,881		5,050
Gross unrealized losses	(268)	[1]	(244)	[2]
Number of securities in a continuous loss position	746		730
Fixed maturity securities | Less Than 20 Percent Below Cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,257		2,899
Gross unrealized losses	(125)		(50)
Number of securities in a continuous loss position	479		393
Fixed maturity securities | Less Than 20 Percent Below Cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,624		2,151
Gross unrealized losses	(143)	[3]	(194)	[4]
Number of securities in a continuous loss position	267		337
Fixed maturity securities | 20 To 50 percent below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	279		445
Gross unrealized losses	(140)	[1]	(218)	[2]
Number of securities in a continuous loss position	98		128
Fixed maturity securities | 20 To 50 percent below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	7		0
Gross unrealized losses	(2)		0
Number of securities in a continuous loss position	6		0
Fixed maturity securities | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	272		445
Gross unrealized losses	(138)	[3]	(218)	[4]
Number of securities in a continuous loss position	92		128
Fixed maturity securities | Greater than 50% below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	29		51
Gross unrealized losses	(79)	[1]	(133)	[2]
Number of securities in a continuous loss position	53		80
Fixed maturity securities | Greater than 50% below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses			0
Number of securities in a continuous loss position			0
Fixed maturity securities | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	29		51
Gross unrealized losses	(79)	[3]	(133)	[4]
Number of securities in a continuous loss position	53		80
Fixed maturity securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	140
Gross unrealized losses	(71)
Number of securities in a continuous loss position	24
Percentage of total gross unrealized losses for securities in a continuous loss position	14.00%
Fixed maturity securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(4)
Number of securities in a continuous loss position	7
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Fixed maturity securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	132
Gross unrealized losses	(67)
Number of securities in a continuous loss position	68
Percentage of total gross unrealized losses for securities in a continuous loss position	13.00%
Fixed maturity securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	27
Gross unrealized losses	(75)
Number of securities in a continuous loss position	46
Percentage of total gross unrealized losses for securities in a continuous loss position	15.00%
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	766		655
Gross unrealized losses	(53)	[1]	(18)	[2]
Number of securities in a continuous loss position	22		19
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	766		655
Gross unrealized losses	(53)		(18)
Number of securities in a continuous loss position	22		19
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses		[3]	0	[4]
Number of securities in a continuous loss position			0
Fixed maturity securities | Tax-exempt
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	112		137
Gross unrealized losses	(21)	[1]	(30)	[2]
Number of securities in a continuous loss position	10		13
Fixed maturity securities | Tax-exempt | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses			0
Number of securities in a continuous loss position			0
Fixed maturity securities | Tax-exempt | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	112		137
Gross unrealized losses	(21)	[3]	(30)	[4]
Number of securities in a continuous loss position	10		13
Fixed maturity securities | Tax-exempt | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	16
Gross unrealized losses	(6)
Number of securities in a continuous loss position	2
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Fixed maturity securities | Tax-exempt | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Government - non-U.S.
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	133		103
Gross unrealized losses	(2)	[1]	(1)	[2]
Number of securities in a continuous loss position	18		21
Fixed maturity securities | Government - non-U.S. | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	133		103
Gross unrealized losses	(2)		(1)
Number of securities in a continuous loss position	18		21
Fixed maturity securities | Government - non-U.S. | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses		[3]	0	[4]
Number of securities in a continuous loss position			0
Fixed maturity securities | U.S. corporate
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2,108		1,505
Gross unrealized losses	(111)	[1]	(104)	[2]
Number of securities in a continuous loss position	258		219
Fixed maturity securities | U.S. corporate | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,579		859
Gross unrealized losses	(50)		(19)
Number of securities in a continuous loss position	211		154
Fixed maturity securities | U.S. corporate | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	529		646
Gross unrealized losses	(61)	[3]	(85)	[4]
Number of securities in a continuous loss position	47		65
Fixed maturity securities | U.S. corporate | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	18
Gross unrealized losses	(5)
Number of securities in a continuous loss position	1
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Fixed maturity securities | U.S. corporate | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | U.S. corporate | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | U.S. corporate | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Corporate - non-U.S.
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,425		1,101
Gross unrealized losses	(39)	[1]	(47)	[2]
Number of securities in a continuous loss position	158		146
Fixed maturity securities | Corporate - non-U.S. | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,184		665
Gross unrealized losses	(17)		(9)
Number of securities in a continuous loss position	138		105
Fixed maturity securities | Corporate - non-U.S. | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	241		436
Gross unrealized losses	(22)	[3]	(38)	[4]
Number of securities in a continuous loss position	20		41
Fixed maturity securities | Corporate - non-U.S. | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	32
Gross unrealized losses	(15)
Number of securities in a continuous loss position	7
Percentage of total gross unrealized losses for securities in a continuous loss position	3.00%
Fixed maturity securities | Corporate - non-U.S. | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Residential mortgage-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	637		646
Gross unrealized losses	(145)	[1]	(225)	[2]
Number of securities in a continuous loss position	269		310
Fixed maturity securities | Residential mortgage-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	277		152
Gross unrealized losses	(2)		(1)
Number of securities in a continuous loss position	42		32
Fixed maturity securities | Residential mortgage-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	360		494
Gross unrealized losses	(143)	[3]	(224)	[4]
Number of securities in a continuous loss position	227		278
Fixed maturity securities | Commercial mortgage-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	705		932
Gross unrealized losses	(57)	[1]	(103)	[2]
Number of securities in a continuous loss position	115		150
Fixed maturity securities | Commercial mortgage-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	172		183
Gross unrealized losses	(2)		(1)
Number of securities in a continuous loss position	23		20
Fixed maturity securities | Commercial mortgage-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	533		749
Gross unrealized losses	(55)	[3]	(102)	[4]
Number of securities in a continuous loss position	92		130
Fixed maturity securities | Other asset-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	303		467
Gross unrealized losses	(59)	[1]	(67)	[2]
Number of securities in a continuous loss position	47		60
Fixed maturity securities | Other asset-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	153		282
Gross unrealized losses	(1)		(1)
Number of securities in a continuous loss position	31		42
Fixed maturity securities | Other asset-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	150		185
Gross unrealized losses	(58)	[3]	(66)	[4]
Number of securities in a continuous loss position	16		18
Equity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	55		66
Gross unrealized losses	(3)	[1]	(6)	[2]
Number of securities in a continuous loss position	53		45
Equity securities | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	43		52
Gross unrealized losses	(2)		(4)
Number of securities in a continuous loss position	47		32
Equity securities | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	12		14
Gross unrealized losses	(1)	[3]	(2)	[4]
Number of securities in a continuous loss position	6		13
Equity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	55		59
Gross unrealized losses	(3)	[1]	(3)	[2]
Number of securities in a continuous loss position	53		40
Equity securities | Less Than 20 Percent Below Cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	43		47
Gross unrealized losses	(2)		(2)
Number of securities in a continuous loss position	47		29
Equity securities | Less Than 20 Percent Below Cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	12		12
Gross unrealized losses	(1)	[3]	(1)	[4]
Number of securities in a continuous loss position	6		11
Equity securities | 20 To 50 percent below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			7
Gross unrealized losses			(3)	[2]
Number of securities in a continuous loss position			5
Equity securities | 20 To 50 percent below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			5
Gross unrealized losses			(2)
Number of securities in a continuous loss position			3
Equity securities | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			2
Gross unrealized losses			(1)	[4]
Number of securities in a continuous loss position			2
Structured Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	74
Gross unrealized losses	(45)
Number of securities in a continuous loss position	14
Percentage of total gross unrealized losses for securities in a continuous loss position	9.00%
Structured Securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(4)
Number of securities in a continuous loss position	7
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Structured Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	130
Gross unrealized losses	(66)
Number of securities in a continuous loss position	65
Percentage of total gross unrealized losses for securities in a continuous loss position	13.00%
Structured Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	27
Gross unrealized losses	(75)
Number of securities in a continuous loss position	46
Percentage of total gross unrealized losses for securities in a continuous loss position	15.00%
Structured Securities | Residential mortgage-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	21
Gross unrealized losses	(12)
Number of securities in a continuous loss position	9
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%
Structured Securities | Residential mortgage-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(3)
Number of securities in a continuous loss position	6
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Structured Securities | Residential mortgage-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	94
Gross unrealized losses	(44)
Number of securities in a continuous loss position	52
Percentage of total gross unrealized losses for securities in a continuous loss position	9.00%
Structured Securities | Residential mortgage-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	18
Gross unrealized losses	(61)
Number of securities in a continuous loss position	41
Percentage of total gross unrealized losses for securities in a continuous loss position	12.00%
Structured Securities | Commercial mortgage-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	2
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Structured Securities | Commercial mortgage-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	(1)
Number of securities in a continuous loss position	1
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Structured Securities | Commercial mortgage-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	22
Gross unrealized losses	(12)
Number of securities in a continuous loss position	12
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%
Structured Securities | Commercial mortgage-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	3
Gross unrealized losses	(4)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%
Structured Securities | Other asset-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	51
Gross unrealized losses	(32)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	7.00%
Structured Securities | Other asset-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Structured Securities | Other asset-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	14
Gross unrealized losses	(10)
Number of securities in a continuous loss position	1
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%
Structured Securities | Other asset-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	6
Gross unrealized losses	(10)
Number of securities in a continuous loss position	2
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%
Corporate Debt Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	50
Gross unrealized losses	(20)
Number of securities in a continuous loss position	8
Percentage of total gross unrealized losses for securities in a continuous loss position	4.00%
Corporate Debt Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More | Finance and insurance
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	50
Gross unrealized losses	(20)
Number of securities in a continuous loss position	8
Percentage of total gross unrealized losses for securities in a continuous loss position	4.00%
Corporate Debt Securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Investment grade | Greater than 50% below cost | 12 Months Or More | Finance and insurance
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More | Consumer-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More | Consumer-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	$ 0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

Gross Unrealized Losses and Fair Value of Investment Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	$ 490	[1]	$ 601	[2]
12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	361	[3]	547	[4]
Other-than-temporary impairments
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	76		124
Other-than-temporary impairments | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	75		123
Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	207	[1],[5]	349	[2],[6]
Below investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	199	[3],[5]	338	[4],[6]
Below investment grade | Other-than-temporary impairments | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	$ 74		$ 119

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

Scheduled Maturity Distribution of Fixed Maturity Securities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Amortized cost or cost
Due one year or less	$ 2,704
Due after one year through five years	10,398
Due after five years through ten years	11,176
Due after ten years	20,016
Subtotal	44,294
Total	55,404
Fair value
Due one year or less	2,731
Due after one year through five years	10,997
Due after five years through ten years	12,243
Due after ten years	23,501
Subtotal	49,472
Total	61,082	62,161
Residential mortgage-backed
Amortized cost or cost
Fixed maturity securities	5,542
Fair value
Fixed maturity securities	5,942
Commercial mortgage-backed
Amortized cost or cost
Fixed maturity securities	2,948
Fair value
Fixed maturity securities	3,056
Other asset-backed
Amortized cost or cost
Fixed maturity securities	2,620
Fair value
Fixed maturity securities	$ 2,612

Distribution Across Property Type and Geographic Region for Commercial Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912
Unamortized balance of loan origination fees and costs	2	2
% of total	100.00%	100.00%
Allowance for losses	(40)	(42)
Total	5,866	5,872
Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5,904	5,912
Unamortized balance of loan origination fees and costs	2	2
% of total	100.00%	100.00%
Allowance for losses	(40)	(42)
Total	5,866	5,872
Pacific | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,582	1,553
% of total	27.00%	26.00%
South Atlantic | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,549	1,587
% of total	26.00%	27.00%
Middle Atlantic | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	750	739
% of total	13.00%	13.00%
Mountain | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	458	463
% of total	8.00%	8.00%
East North Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	451	468
% of total	8.00%	8.00%
West North Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	374	353
% of total	6.00%	6.00%
New England | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	341	343
% of total	6.00%	6.00%
West South Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	259	265
% of total	4.00%	4.00%
East South Central | Commercial Mortgage Loan
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	140	141
% of total	2.00%	2.00%
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895
% of total	33.00%	32.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580
% of total	27.00%	27.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603
% of total	27.00%	27.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552
% of total	9.00%	9.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 230	$ 282
% of total	4.00%	5.00%

Aging of Past Due Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912
% of total	100.00%	100.00%
Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895
% of total	33.00%	32.00%
Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580
% of total	27.00%	27.00%
Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603
% of total	27.00%	27.00%
Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552
% of total	9.00%	9.00%
Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	230	282
% of total	4.00%	5.00%
31-60 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	68
% of total	0.00%	1.00%
31-60 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	0
31-60 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	2
31-60 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6	0
31-60 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
31-60 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	66
61-90 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	3
% of total	0.00%	0.00%
61-90 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	3
61-90 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
61-90 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	2	0
61-90 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
61-90 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 90 days past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4
% of total	0.00%	0.00%
Greater than 90 days past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 90 days past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 90 days past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 90 days past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4
Greater than 90 days past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Total past due
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	26	75
% of total	0.00%	1.00%
Total past due | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	12	3
Total past due | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	2
Total past due | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	8	0
Total past due | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4
Total past due | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1	66
Current
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5,878	5,837
% of total	100.00%	99.00%
Current | Retail
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,941	1,892
Current | Office
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,594	1,578
Current | Industrial
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,576	1,603
Current | Apartments
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	538	548
Current | Mixed use/other
Aging of Past Due Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 229	$ 216

Allowance for Credit Losses and Recorded Investment in Commercial Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Allowance for Credit Losses	Mar. 31, 2012 Allowance for Credit Losses	Mar. 31, 2013 Commercial Mortgage Loans Recorded Investment	Mar. 31, 2012 Commercial Mortgage Loans Recorded Investment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 40	$ 42	$ 42	$ 51
Charge-offs			0	(1)
Recoveries			0	0
Provision			(2)	(1)
Ending balance	40	42	40	49
Ending allowance for individually impaired loans			0	0
Ending allowance for loans not individually impaired that were evaluated collectively for impairment			40	49
Ending balance	5,904	5,912			5,904	6,076
Ending balance of individually impaired loans					0	2
Ending balance of loans not individually impaired that were evaluated collectively for impairment					$ 5,904	$ 6,074

Loan-to-Value of Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904		$ 5,912
% of total	100.00%		100.00%
Weighted-average debt service coverage ratio	1.95		1.95
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953		1,895
% of total	33.00%		32.00%
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595		1,580
% of total	27.00%		27.00%
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584		1,603
% of total	27.00%		27.00%
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542		552
% of total	9.00%		9.00%
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230		282
% of total	4.00%		5.00%
Greater than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	128	[1]	136	[2]
% of total	2.00%	[1]	2.00%	[2]
Weighted-average debt service coverage ratio	1.05	[1]	2.48	[2]
Greater than 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	31	[1]	31	[2]
Greater than 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	37	[1]	44	[2]
Greater than 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	39	[1]	40	[2]
Greater than 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15	[1]	15	[2]
Greater than 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6	[1]	6	[2]
0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,560		1,568
% of total	26.00%		27.00%
Weighted-average debt service coverage ratio	2.27		2.13
0% - 50% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	553		548
0% - 50% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	318		323
0% - 50% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	451		462
0% - 50% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	165		167
0% - 50% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	73		68
51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	845		923
% of total	14.00%		16.00%
Weighted-average debt service coverage ratio	1.76		1.73
51% - 60% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	277		280
51% - 60% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	224		237
51% - 60% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	235		242
51% - 60% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	85		140
51% - 60% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	24		24
61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,672		2,537
% of total	46.00%		42.00%
Weighted-average debt service coverage ratio	2.07		2.09
61% - 75% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	920		874
61% - 75% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	721		688
61% - 75% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	671		671
61% - 75% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	248		201
61% - 75% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	112		103
76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	699		748
% of total	12.00%		13.00%
Weighted-average debt service coverage ratio	1.17		1.18
76% - 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	172		162
76% - 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	295		288
76% - 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	188		188
76% - 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	29		29
76% - 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 15		$ 81

[1]	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.
[2]	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

Loan-to-Value of Commercial Mortgage Loans by Property Type (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5,904	5,912
Greater than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	128 [1]	136 [2]
Greater than 100% | Loans in Good Standing
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	125	136
Greater than 100% | Loans in Good Standing | Weighted Average Loan-To-Value
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Weighted-average loan-to-value	145.00%	144.00%

[1]	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.
[2]	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

Debt Service Coverage Ratio for Fixed Rate Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912
% of total	100.00%	100.00%
Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5,711	5,652
% of total	100.00%	100.00%
Weighted-average loan-to-value	61.00%	61.00%
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895
% of total	33.00%	32.00%
Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,849	1,791
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580
% of total	27.00%	27.00%
Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,511	1,496
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603
% of total	27.00%	27.00%
Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,579	1,597
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552
% of total	9.00%	9.00%
Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	282
% of total	4.00%	5.00%
Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	216
Less than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	454	440
% of total	8.00%	8.00%
Weighted-average loan-to-value	79.00%	81.00%
Less than 1.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	100	87
Less than 1.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	147	148
Less than 1.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	172	164
Less than 1.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	9
Less than 1.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	27	32
1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	675	700
% of total	12.00%	12.00%
Weighted-average loan-to-value	70.00%	71.00%
1.00 - 1.25 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	290	295
1.00 - 1.25 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	167	174
1.00 - 1.25 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	145	148
1.00 - 1.25 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	48	62
1.00 - 1.25 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	25	21
1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,111	1,153
% of total	19.00%	20.00%
Weighted-average loan-to-value	66.00%	66.00%
1.26 - 1.50 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	401	391
1.26 - 1.50 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	280	312
1.26 - 1.50 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	279	311
1.26 - 1.50 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	99	90
1.26 - 1.50 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	52	49
1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,279	2,165
% of total	40.00%	39.00%
Weighted-average loan-to-value	62.00%	61.00%
1.51 - 2.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	673	634
1.51 - 2.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	625	559
1.51 - 2.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	649	629
1.51 - 2.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	242	279
1.51 - 2.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	90	64
Greater than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,192	1,194
% of total	21.00%	21.00%
Weighted-average loan-to-value	45.00%	45.00%
Greater than 2.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	385	384
Greater than 2.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	292	303
Greater than 2.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	334	345
Greater than 2.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	145	112
Greater than 2.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 36	$ 50

Debt Service Coverage Ratio for Floating Rate Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912
% of total	100.00%	100.00%
Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	193	260
% of total	100.00%	100.00%
Weighted-average loan-to-value	65.00%	78.00%
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895
% of total	33.00%	32.00%
Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	104	104
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580
% of total	27.00%	27.00%
Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	84	84
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603
% of total	27.00%	27.00%
Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5	6
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552
% of total	9.00%	9.00%
Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	282
% of total	4.00%	5.00%
Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	66
Less than 1.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
% of total	0.00%	0.00%
Weighted-average loan-to-value	0.00%	0.00%
Less than 1.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Less than 1.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Less than 1.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Less than 1.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Less than 1.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
% of total	0.00%	0.00%
Weighted-average loan-to-value	0.00%	0.00%
1.00 - 1.25 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.26 - 1.50 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	9
% of total	4.00%	3.00%
Weighted-average loan-to-value	81.00%	55.00%
1.26 - 1.50 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	1
1.26 - 1.50 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	8
1.26 - 1.50 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.26 - 1.50 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.26 - 1.50 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.51 - 2.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1	0
% of total	1.00%	0.00%
Weighted-average loan-to-value	5.00%	0.00%
1.51 - 2.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1	0
1.51 - 2.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.51 - 2.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.51 - 2.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.51 - 2.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 2.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	184	251
% of total	95.00%	97.00%
Weighted-average loan-to-value	64.00%	79.00%
Greater than 2.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	103	103
Greater than 2.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	76	76
Greater than 2.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5	6
Greater than 2.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0
Greater than 2.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 0	$ 66

Restricted Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 325	$ 342
Allowance for losses	(1)	(1)
% of total	100.00%	100.00%
Total	324	341
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	131	140
% of total	40.00%	42.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	77	81
% of total	24.00%	24.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	61	63
% of total	19.00%	18.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	53
% of total	16.00%	15.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 3	$ 5
% of total	1.00%	1.00%

Restricted Commercial Mortgage Loans by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 325	$ 342
Allowance for losses	(1)	(1)
% of total	100.00%	100.00%
Total	324	341
South Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	120	126
% of total	37.00%	37.00%
Pacific
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	57	60
% of total	18.00%	18.00%
Middle Atlantic
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	55
% of total	16.00%	16.00%
East North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	29	31
% of total	9.00%	9.00%
Mountain
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	21	21
% of total	6.00%	6.00%
West North Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	19	22
% of total	6.00%	6.00%
East South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	14	16
% of total	4.00%	5.00%
West South Central
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	11	11
% of total	3.00%	3.00%
New England
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 1
% of total	1.00%

Loan-to-Value of Restricted Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904		$ 5,912
% of total	100.00%		100.00%
Weighted-average debt service coverage ratio	1.95		1.95
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953		1,895
% of total	33.00%		32.00%
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584		1,603
% of total	27.00%		27.00%
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595		1,580
% of total	27.00%		27.00%
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542		552
% of total	9.00%		9.00%
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230		282
% of total	4.00%		5.00%
Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	325		342
% of total	100.00%		100.00%
Weighted-average debt service coverage ratio	1.64		1.68
Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	131		140
Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	77		81
Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	61		63
Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	53		53
Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		5
0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,560		1,568
% of total	26.00%		27.00%
Weighted-average debt service coverage ratio	2.27		2.13
0% - 50% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	553		548
0% - 50% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	451		462
0% - 50% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	318		323
0% - 50% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	165		167
0% - 50% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	73		68
0% - 50% | Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	274		290
% of total	84.00%		85.00%
Weighted-average debt service coverage ratio	1.73		1.78
0% - 50% | Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	118		126
0% - 50% | Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	73		77
0% - 50% | Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	52		54
0% - 50% | Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	28		28
0% - 50% | Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		5
51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	845		923
% of total	14.00%		16.00%
Weighted-average debt service coverage ratio	1.76		1.73
51% - 60% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	277		280
51% - 60% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	235		242
51% - 60% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	224		237
51% - 60% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	85		140
51% - 60% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	24		24
51% - 60% | Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	11		11
% of total	3.00%		3.00%
Weighted-average debt service coverage ratio	1.31		1.38
51% - 60% | Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	4		4
51% - 60% | Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
51% - 60% | Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		3
51% - 60% | Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	4		4
51% - 60% | Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,672		2,537
% of total	46.00%		42.00%
Weighted-average debt service coverage ratio	2.07		2.09
61% - 75% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	920		874
61% - 75% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	671		671
61% - 75% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	721		688
61% - 75% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	248		201
61% - 75% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	112		103
61% - 75% | Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	31		31
% of total	10.00%		9.00%
Weighted-average debt service coverage ratio	1.2		1.14
61% - 75% | Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6		7
61% - 75% | Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	4		3
61% - 75% | Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
61% - 75% | Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	21		21
61% - 75% | Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	699		748
% of total	12.00%		13.00%
Weighted-average debt service coverage ratio	1.17		1.18
76% - 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	172		162
76% - 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	188		188
76% - 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	295		288
76% - 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	29		29
76% - 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15		81
76% - 100% | Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6		7
% of total	2.00%		2.00%
Weighted-average debt service coverage ratio	0.93		0.86
76% - 100% | Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
76% - 100% | Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		1
76% - 100% | Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6		6
76% - 100% | Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
76% - 100% | Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
Greater than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	128	[1]	136	[2]
% of total	2.00%	[1]	2.00%	[2]
Weighted-average debt service coverage ratio	1.05	[1]	2.48	[2]
Greater than 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	31	[1]	31	[2]
Greater than 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	39	[1]	40	[2]
Greater than 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	37	[1]	44	[2]
Greater than 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15	[1]	15	[2]
Greater than 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6	[1]	6	[2]
Greater than 100% | Restricted commercial mortgage loans related to securitization entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		3
% of total	1.00%		1.00%
Weighted-average debt service coverage ratio	0.44		0.54
Greater than 100% | Restricted commercial mortgage loans related to securitization entities | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		3
Greater than 100% | Restricted commercial mortgage loans related to securitization entities | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
Greater than 100% | Restricted commercial mortgage loans related to securitization entities | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
Greater than 100% | Restricted commercial mortgage loans related to securitization entities | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0		0
Greater than 100% | Restricted commercial mortgage loans related to securitization entities | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 0		$ 0

[1]	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.
[2]	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

Debt Service Coverage Ratio for Fixed Rate Restricted Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912
% of total	100.00%	100.00%
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895
% of total	33.00%	32.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603
% of total	27.00%	27.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580
% of total	27.00%	27.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552
% of total	9.00%	9.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	230	282
% of total	4.00%	5.00%
Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	325	342
% of total	100.00%	100.00%
Weighted-average loan-to-value	36.00%	37.00%
Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	131	140
Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	77	81
Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	61	63
Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	53
Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3	5
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	18
% of total	5.00%	5.00%
Weighted-average loan-to-value	53.00%	51.00%
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	5
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6	9
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	60	62
% of total	18.00%	18.00%
Weighted-average loan-to-value	48.00%	53.00%
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	16	16
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	4
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	22	22
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	20
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	71	73
% of total	22.00%	21.00%
Weighted-average loan-to-value	38.00%	37.00%
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	32	34
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	16	14
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	10	14
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	13	11
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	98	108
% of total	30.00%	32.00%
Weighted-average loan-to-value	32.00%	31.00%
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	35	36
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	29	37
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	20	12
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	14	21
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	2
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	81	81
% of total	25.00%	24.00%
Weighted-average loan-to-value	28.00%	29.00%
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	43	49
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	19	17
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	11
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	11	1
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 3	$ 3

Schedule of Positions in Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Derivative assets, fair value	$ 943		$ 1,159
Derivative liabilities, fair value	803		930
Designated As Hedging Instrument
Derivative [Line Items]
Derivative assets, fair value	367		513
Derivative liabilities, fair value	153		133
Designated As Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Derivative assets, fair value	363		470
Derivative liabilities, fair value	153		133
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	315		414
Designated As Hedging Instrument | Cash Flow Hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	50		27
Designated As Hedging Instrument | Cash Flow Hedges | Inflation indexed swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0
Designated As Hedging Instrument | Cash Flow Hedges | Inflation indexed swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	95		105
Designated As Hedging Instrument | Cash Flow Hedges | Foreign currency swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	9		3
Designated As Hedging Instrument | Cash Flow Hedges | Foreign currency swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	8		1
Designated As Hedging Instrument | Cash Flow Hedges | Forward bond purchase commitments | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	39		53
Designated As Hedging Instrument | Cash Flow Hedges | Forward bond purchase commitments | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0
Designated As Hedging Instrument | Fair value hedges
Derivative [Line Items]
Derivative assets, fair value	4		43
Derivative liabilities, fair value	0		0
Designated As Hedging Instrument | Fair value hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	4		12
Designated As Hedging Instrument | Fair value hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0
Designated As Hedging Instrument | Fair value hedges | Foreign currency swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		31
Designated As Hedging Instrument | Fair value hedges | Foreign currency swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0
Derivatives not designated as hedges
Derivative [Line Items]
Derivative assets, fair value	576		646
Derivative liabilities, fair value	650		797
Derivatives not designated as hedges | Interest rate swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	545		603
Derivatives not designated as hedges | Interest rate swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	222		280
Derivatives not designated as hedges | Interest rate swaps related to securitization entities | Restricted other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0
Derivatives not designated as hedges | Interest rate swaps related to securitization entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	23		27
Derivatives not designated as hedges | Credit default swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	7		8
Derivatives not designated as hedges | Credit default swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		1
Derivatives not designated as hedges | Credit default swaps related to securitization entities | Restricted other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0
Derivatives not designated as hedges | Credit default swaps related to securitization entities | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	97		104
Derivatives not designated as hedges | Equity index options | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	17		25
Derivatives not designated as hedges | Equity index options | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	1		0
Derivatives not designated as hedges | Financial futures | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	0		0
Derivatives not designated as hedges | Financial futures | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		0
Derivatives not designated as hedges | Equity return swaps | Other invested assets
Derivative [Line Items]
Derivative assets, fair value	1		0
Derivatives not designated as hedges | Equity return swaps | Other liabilities
Derivative [Line Items]
Derivative liabilities, fair value	0		8
Derivatives not designated as hedges | GMWB embedded derivatives | Reinsurance recoverable
Derivative [Line Items]
Derivative assets, fair value	6	[1]	10	[1]
Derivatives not designated as hedges | GMWB embedded derivatives | Policyholder account balances
Derivative [Line Items]
Derivative liabilities, fair value	272	[2]	350	[2]
Derivatives not designated as hedges | Fixed index annuity embedded derivatives | Other assets
Derivative [Line Items]
Derivative assets, fair value	0	[3]	0	[3]
Derivatives not designated as hedges | Fixed index annuity embedded derivatives | Policyholder account balances
Derivative [Line Items]
Derivative liabilities, fair value	$ 34	[3]	$ 27	[3]

[1]	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits ("GMWB") liabilities.
[2]	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[3]	Represents the embedded derivatives associated with our fixed index annuity liabilities.

Activity Associated with Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Derivative [Line Items]
Notional amount, beginning balance	$ 22,640
Additions	8,983
Maturities/ terminations	(7,885)
Notional amount, end balance	23,738
Derivatives Designated As Hedges
Derivative [Line Items]
Notional amount, beginning balance	12,147
Additions	7,051
Maturities/ terminations	(4,893)
Notional amount, end balance	14,305
Derivatives Designated As Hedges | Cash Flow Hedges
Derivative [Line Items]
Notional amount, beginning balance	11,339
Additions	7,051
Maturities/ terminations	(4,808)
Notional amount, end balance	13,582
Derivatives Designated As Hedges | Cash Flow Hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	10,146
Additions	6,949
Maturities/ terminations	(4,807)
Notional amount, end balance	12,288
Derivatives Designated As Hedges | Cash Flow Hedges | Inflation indexed swaps
Derivative [Line Items]
Notional amount, beginning balance	554
Additions	0
Maturities/ terminations	(1)
Notional amount, end balance	553
Derivatives Designated As Hedges | Cash Flow Hedges | Foreign currency swaps
Derivative [Line Items]
Notional amount, beginning balance	183
Additions	102
Maturities/ terminations	0
Notional amount, end balance	285
Derivatives Designated As Hedges | Cash Flow Hedges | Forward bond purchase commitments
Derivative [Line Items]
Notional amount, beginning balance	456
Additions	0
Maturities/ terminations	0
Notional amount, end balance	456
Derivatives Designated As Hedges | Fair value hedges
Derivative [Line Items]
Notional amount, beginning balance	808
Additions	0
Maturities/ terminations	(85)
Notional amount, end balance	723
Derivatives Designated As Hedges | Fair value hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	723
Additions	0
Maturities/ terminations	0
Notional amount, end balance	723
Derivatives Designated As Hedges | Fair value hedges | Foreign currency swaps
Derivative [Line Items]
Notional amount, beginning balance	85
Additions	0
Maturities/ terminations	(85)
Notional amount, end balance	0
Derivatives not designated as hedges
Derivative [Line Items]
Notional amount, beginning balance	10,493
Additions	1,932
Maturities/ terminations	(2,992)
Notional amount, end balance	9,433
Derivatives not designated as hedges | GMWB embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance	45,027
Additions	0
Maturities/ terminations	(732)
Notional amount, end balance	44,295
Derivatives not designated as hedges | Fixed index annuity embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance	2,013
Additions	392
Maturities/ terminations	(18)
Notional amount, end balance	2,387
Derivatives not designated as hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	6,331
Additions	252
Maturities/ terminations	(969)
Notional amount, end balance	5,614
Derivatives not designated as hedges | Interest rate swaps related to securitization entities
Derivative [Line Items]
Notional amount, beginning balance	104
Additions	0
Maturities/ terminations	0
Notional amount, end balance	104
Derivatives not designated as hedges | Credit default swaps
Derivative [Line Items]
Notional amount, beginning balance	932
Additions	68
Maturities/ terminations	(227)
Notional amount, end balance	773
Derivatives not designated as hedges | Credit default swaps related to securitization entities
Derivative [Line Items]
Notional amount, beginning balance	312
Additions	0
Maturities/ terminations	0
Notional amount, end balance	312
Derivatives not designated as hedges | Equity index options
Derivative [Line Items]
Notional amount, beginning balance	936
Additions	151
Maturities/ terminations	(104)
Notional amount, end balance	983
Derivatives not designated as hedges | Financial futures
Derivative [Line Items]
Notional amount, beginning balance	1,692
Additions	1,427
Maturities/ terminations	(1,692)
Notional amount, end balance	1,427
Derivatives not designated as hedges | Equity return swaps
Derivative [Line Items]
Notional amount, beginning balance	186
Additions	20
Maturities/ terminations	0
Notional amount, end balance	206
Derivatives not designated as hedges | Other foreign currency contracts
Derivative [Line Items]
Notional amount, beginning balance	0
Additions	14
Maturities/ terminations	0
Notional amount, end balance	$ 14

Schedule of Pre-Tax Income (Loss) Effects of Cash Flow Hedges (Detail) (Cash Flow Hedges, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	$ (157)		$ (499)
Gain (loss) reclassified into net income from OCI	13		10
Gain (loss) recognized in net income	(3)	[1]	(16)	[1]
Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	(153)		(421)
Gain (loss) reclassified into net income from OCI	9		9
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI			0
Gain (loss) reclassified into net income from OCI			1
Gain (loss) recognized in net income	(3)	[1]	(16)	[1]
Interest Rate Swaps Hedging Liabilities | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income	0	[1]
Interest Rate Swaps Hedging Liabilities | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	0
Gain (loss) reclassified into net income from OCI	1
Forward bond purchase commitments | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	(14)		(48)
Gain (loss) reclassified into net income from OCI	0		0
Forward bond purchase commitments | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income	0	[1]	0	[1]
Inflation indexed swaps | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	9		(31)
Gain (loss) reclassified into net income from OCI	3		0
Inflation indexed swaps | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income	0	[1]	0	[1]
Foreign currency swaps | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income	0	[1]	0	[1]
Foreign currency swaps | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	1		1
Gain (loss) reclassified into net income from OCI	0		0
Gain Or Loss Recognized In Net Income | Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income			$ 0	[1]

[1]	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Derivative Instruments [Abstract]
Derivatives qualifying as effective accounting hedges, beginning of period	$ 1,909	[1]	$ 2,009	[1]
Current period increases (decreases) in fair value, net of deferred taxes of $55 and $177	(102)	[1]	(322)	[1]
Reclassification to net (income), net of deferred taxes of $5 and $3	(8)	[1]	(7)	[1]
Derivatives qualifying as effective accounting hedges, end of period	$ 1,799	[1]	$ 1,680	[1]

[1]	See note 5 for additional information.

Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Current period increases (decreases) in fair value, deferred taxes	$ 55	$ 177
Reclassification to net (income), deferred taxes	$ 5	$ 3

Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to future net income, net of tax	$ 1,799 [1]	$ 1,909	[1]	$ 1,680	[1]	$ 2,009	[1]
Year by which all forecasted transactions associated with qualifying cash flow hedges are expected to occur	2047
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to net income in the next 12 months, net of tax	$ 32

[1]	See note 5 for additional information.

Schedule of Pre-Tax Income (Loss) Effects of Fair Value Hedges and Related Hedged Items (Detail) (Fair value hedges, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Gain (loss) recognized in net income	$ (39)	$ (6)
Hedged item, gain (loss) recognized in net income	39	5
Other impacts to net income	8	11
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income		0
Hedged item, gain (loss) recognized in net income		0
Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative [Line Items]
Other impacts to net income		(1)
Interest Rate Swaps Hedging Liabilities | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income	(8)	(9)
Hedged item, gain (loss) recognized in net income	8	9
Interest Rate Swaps Hedging Liabilities | Interest credited
Derivative [Line Items]
Other impacts to net income	8	11
Foreign currency swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) recognized in net income	(31)	3
Hedged item, gain (loss) recognized in net income	31	(4)
Foreign currency swaps | Interest credited
Derivative [Line Items]
Other impacts to net income	$ 0	$ 1

Schedule of Pre-Tax Gain (Loss) Recognized in Net Income for Effects of Derivatives not Designated as Hedges (Detail) (Derivatives not designated as hedges, USD $)
In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	$ (29)	$ 75
Interest rate swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	1	1
Interest rate swaps related to securitization entities | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	2	2
Credit default swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	4	41
Credit default swaps related to securitization entities | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	8	31
Equity index options | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(16)	(35)
Financial futures | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(97)	(112)
Equity return swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(10)	(25)
Other foreign currency contracts | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	0	(17)
Reinsurance embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	0	(12)
GMWB embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	82	203
Fixed index annuity embedded derivatives | Net Investment Gains (Losses)
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	$ (3)	$ (2)

Additional Information about Derivative Assets and Liabilities Subject to Enforceable Master Netting Arrangement (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Gross amounts recognized, derivatives assets	$ 943		$ 1,159
Gross amounts recognized, derivatives liabilities	803		930
Subject to enforceable master netting arrangement
Derivative [Line Items]
Gross amounts recognized, net derivatives	597		764
Gross amounts offset in the balance sheet, net derivatives	0		0
Net amounts presented in the balance sheet	597		764
Gross amounts not offset in the balance sheet, financial instruments, net derivatives	0		0
Gross amounts not offset in the balance sheet, collateral pledged/received	(536)		(779)
Over collateraliazation	(10)		75
Net amount	51		60
Derivative assets | Subject to enforceable master netting arrangement
Derivative [Line Items]
Gross amounts recognized, derivatives assets	1,001	[1]	1,196	[2]
Gross amounts offset in the balance sheet, derivatives assets	0	[1]	0	[2]
Net amounts presented in the balance sheet, derivatives assets	1,001	[1]	1,196	[2]
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	(340)	[1]	(368)	[2]
Gross amounts not offset in the balance sheet, collateral pledged/received	(615)	[1]	(840)	[2]
Over collateraliazation	9	[1]	84	[2]
Net amount, derivatives assets	55	[1]	72	[2]
Derivative liabilities | Subject to enforceable master netting arrangement
Derivative [Line Items]
Gross amounts recognized, derivatives liabilities	404	[3]	432	[4]
Gross amounts offset in the balance sheet, derivatives liabilities	0	[3]	0	[4]
Net amounts presented in the balance sheet, derivatives liabilities	404	[3]	432	[4]
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	(340)	[3]	(368)	[4]
Gross amounts not offset in the balance sheet, collateral pledged/received	(79)	[3]	(61)	[4]
Over collateraliazation	19	[3]	9	[4]
Net amount, derivatives liabilities	$ 4	[3]	$ 12	[4]

[1]	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[2]	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[3]	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[4]	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Additional Information about Derivative Assets and Liabilities Subject to Enforceable Master Netting Arrangement (Parenthetical) (Detail) (Subject to enforceable master netting arrangement, USD $)
In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Derivative assets
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative assets	$ 1,001	[1]	$ 1,196	[2]
Derivative liabilities
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative liabilities	404	[3]	432	[4]
Other assets | Derivative assets
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative assets	64		47
Other liabilities | Derivative liabilities
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative liabilities	$ 27		$ 10

[1]	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[2]	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[3]	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[4]	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Derivative Instruments Schedule of Credit Default Swaps where we Sell Protection on Single Name Reference Entities and Fair Values (Detail) (Credit default swaps, Single Name Reference Entities, USD $)
In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional value	$ 55	$ 155
Assets	0	1
Liabilities	0	0
AAA | Matures Less Than One Year
Derivative [Line Items]
Notional value	0	5
Assets	0	0
Liabilities	0	0
AA | Matures Less Than One Year
Derivative [Line Items]
Notional value	0	6
Assets	0	0
Liabilities	0	0
AA | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value	5	0
Assets	0	0
Liabilities	0	0
AA | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	0	5
Assets	0	0
Liabilities	0	0
A | Matures Less Than One Year
Derivative [Line Items]
Notional value	10	37
Assets	0	0
Liabilities	0	0
A | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	10	10
Assets	0	1
Liabilities	0	0
BBB | Matures Less Than One Year
Derivative [Line Items]
Notional value	6	68
Assets	0	0
Liabilities	0	0
BBB | Matures After One Year Through Five Years
Derivative [Line Items]
Notional value	14	0
Assets	0	0
Liabilities	0	0
BBB | Matures After Five Years Through Ten Years
Derivative [Line Items]
Notional value	10	24
Assets	0	0
Liabilities	$ 0	$ 0

Schedule of Credit Default Swaps where we Sell Protection on Credit Default Swap Index Tranches and Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches
Derivative [Line Items]
Notional value	$ 650		$ 777
Assets	7		7
Liabilities	0		1
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 7% - 15%
Derivative [Line Items]
Notional value	100	[1]	100	[1]
Assets	1	[1]	0	[1]
Liabilities	0	[1]	1	[1]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 9% - 12%
Derivative [Line Items]
Notional value	250	[2]	250	[2]
Assets	2	[2]	2	[2]
Liabilities	0	[2]	0	[2]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After One Year Through Five Years | 10% - 15%
Derivative [Line Items]
Notional value	250	[3]	250	[3]
Assets	4	[3]	4	[3]
Liabilities	0	[3]	0	[3]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures Less Than One Year | 9% - 12%
Derivative [Line Items]
Notional value	50	[2]	50	[2]
Assets	0	[2]	0	[2]
Liabilities	0	[2]	0	[2]
Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity | Index Tranches | Matures After Five Years Through Ten Years | 15% - 30%
Derivative [Line Items]
Notional value	0	[4]	127	[4]
Assets	0	[4]	1	[4]
Liabilities	0	[4]	0	[4]
Credit default swaps | Securitization Entities | Index Tranches
Derivative [Line Items]
Notional value	312		312
Assets	0		0
Liabilities	97		104
Credit default swaps | Securitization Entities | Index Tranches | Portion Backing Third-Party Borrowings Maturing 2017
Derivative [Line Items]
Notional value	12	[5]	12	[5]
Assets	0	[5]	0	[5]
Liabilities	4	[5]	5	[5]
Credit default swaps | Securitization Entities | Index Tranches | Portion Backing Interest Maturing 2017
Derivative [Line Items]
Notional value	300	[6]	300	[6]
Assets	0	[6]	0	[6]
Liabilities	93	[6]	99	[6]
Total Credit Default Swaps on Index Tranches
Derivative [Line Items]
Notional value	962		1,089
Assets	7		7
Liabilities	$ 97		$ 105

[1]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% - 15%.
[2]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% - 12%.
[3]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% - 15%.
[4]	The current attachment/detachment as of December 31, 2012 was 14.8% - 30.3%.
[5]	Original notional value was $39 million.
[6]	Original notional value was $300 million.

Schedule of Credit Default Swaps where we Sell Protection on Credit Default Swap Index Tranches and Fair Values (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Notional value	$ 650		$ 777
Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	312		312
Matures After One Year Through Five Years | 7% - 15% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	7.00%		7.00%
Current detachment percentage	15.00%		15.00%
Notional value	100	[1]	100	[1]
Matures After One Year Through Five Years | 9% - 12% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	9.00%		9.00%
Current detachment percentage	12.00%		12.00%
Notional value	250	[2]	250	[2]
Matures After One Year Through Five Years | 10% - 15% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	10.00%		10.00%
Current detachment percentage	15.00%		15.00%
Notional value	250	[3]	250	[3]
Matures After Five Years Through Ten Years | 15% - 30% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage			14.80%
Current detachment percentage			30.30%
Notional value	0	[4]	127	[4]
Portion Backing Third-Party Borrowings Maturing 2017 | Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	12	[5]	12	[5]
Portion Backing Third-Party Borrowings Maturing 2017 | Original Amount | Securitization Entities
Derivative [Line Items]
Notional value	39
Portion Backing Interest Maturing 2017 | Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	300	[6]	300	[6]
Portion Backing Interest Maturing 2017 | Original Amount | Securitization Entities
Derivative [Line Items]
Notional value	$ 300

[1]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% - 15%.
[2]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% - 12%.
[3]	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% - 15%.
[4]	The current attachment/detachment as of December 31, 2012 was 14.8% - 30.3%.
[5]	Original notional value was $39 million.
[6]	Original notional value was $300 million.

Fair Value Financial Instruments Not Required to Be Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	$ 5,866		$ 5,872
Restricted commercial mortgage loans	324		341
Other invested assets	2,982		3,493
Long-term borrowings	4,766		4,776
Non-recourse funding obligations	2,062		2,066
Notional amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0	[1]	0	[1]
Restricted commercial mortgage loans	0	[1]	0	[1]
Other invested assets	0	[1]	0	[1]
Long-term borrowings	0	[1]	0	[1]
Non-recourse funding obligations	0	[1]	0	[1]
Borrowings related to securitization entities	0	[1]	0	[1]
Investment contracts	0	[1]	0	[1]
Commitments to fund limited partnerships	64		64
Ordinary course of business lending commitments	60		44
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	5,866		5,872
Restricted commercial mortgage loans	324		341
Other invested assets	419		380
Long-term borrowings	4,766		4,776
Non-recourse funding obligations	2,062		2,066
Borrowings related to securitization entities	258		274
Investment contracts	17,815		18,280
Commitments to fund limited partnerships	0		0
Ordinary course of business lending commitments	0		0
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,399		6,378
Restricted commercial mortgage loans	371		389
Other invested assets	431		389
Long-term borrowings	5,246		4,950
Non-recourse funding obligations	1,468		1,462
Borrowings related to securitization entities	285		303
Investment contracts	18,926		19,526
Commitments to fund limited partnerships	0		0
Ordinary course of business lending commitments	0		0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0		0
Restricted commercial mortgage loans	0		0
Other invested assets	0		0
Long-term borrowings	0		0
Non-recourse funding obligations	0		0
Borrowings related to securitization entities	0		0
Investment contracts	0		0
Commitments to fund limited partnerships	0		0
Ordinary course of business lending commitments	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	0		0
Restricted commercial mortgage loans	0		0
Other invested assets	307		265
Long-term borrowings	5,095		4,800
Non-recourse funding obligations	0		0
Borrowings related to securitization entities	223		238
Investment contracts	906		1,009
Commitments to fund limited partnerships	0		0
Ordinary course of business lending commitments	0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,399		6,378
Restricted commercial mortgage loans	371		389
Other invested assets	124		124
Long-term borrowings	151		150
Non-recourse funding obligations	1,468		1,462
Borrowings related to securitization entities	62		65
Investment contracts	18,020		18,517
Commitments to fund limited partnerships	0		0
Ordinary course of business lending commitments	$ 0		$ 0

[1]	These financial instruments do not have notional amounts.

Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Line Items]
Minimum impact on valuation of unobservable input on private fixed maturity securities	10.00%
Period end valuation	0
GMWB non-performance risk impact	$ 77	$ 89
Minimum
Fair Value of Financial Instruments [Line Items]
Percentage of changes in fair value of fixed maturity, equity and trading securities each month	10.00%

Primary Sources Considered when Determining Fair Value of Each Class of Fixed Maturity Securities (Detail) (Fixed maturity securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 61,082	$ 62,161
U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,376	5,482
Internal models	5	9
Fair value	5,381	5,491
Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	270	294
Fair value	270	294
Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,337	2,413
Internal models	8	9
Fair value	2,345	2,422
U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,984	23,113
Broker quotes	176	121
Internal models	2,776	2,871
Fair value	25,936	26,105
Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	13,341	13,635
Broker quotes	155	75
Internal models	2,044	2,082
Fair value	15,540	15,792
Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,812	5,924
Broker quotes	73	98
Internal models	57	59
Fair value	5,942	6,081
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,030	3,298
Broker quotes	9	18
Internal models	17	17
Fair value	3,056	3,333
Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	1,659	1,776
Broker quotes	917	829
Internal models	36	38
Fair value	2,612	2,643
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0	0
Level 1 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Internal models	0	0
Fair value	0	0
Level 1 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Fair value	0	0
Level 1 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Internal models	0	0
Fair value	0	0
Level 1 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Internal models	0	0
Fair value	0	0
Level 1 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Internal models	0	0
Fair value	0	0
Level 1 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Internal models	0	0
Fair value	0	0
Level 1 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Internal models	0	0
Fair value	0	0
Level 1 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Internal models	0	0
Fair value	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	55,348	56,421
Level 2 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,376	5,482
Internal models	0	0
Fair value	5,376	5,482
Level 2 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	270	294
Fair value	270	294
Level 2 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,337	2,413
Internal models	0	0
Fair value	2,337	2,413
Level 2 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,984	23,113
Broker quotes	0	0
Internal models	308	309
Fair value	23,292	23,422
Level 2 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	13,341	13,635
Broker quotes	0	0
Internal models	229	174
Fair value	13,570	13,809
Level 2 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,812	5,924
Broker quotes	0	0
Internal models	0	0
Fair value	5,812	5,924
Level 2 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,030	3,298
Broker quotes	0	0
Internal models	0	0
Fair value	3,030	3,298
Level 2 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	1,659	1,776
Broker quotes	0	0
Internal models	2	3
Fair value	1,661	1,779
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,734	5,740
Level 3 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Internal models	5	9
Fair value	5	9
Level 3 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Fair value	0	0
Level 3 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Internal models	8	9
Fair value	8	9
Level 3 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	176	121
Internal models	2,468	2,562
Fair value	2,644	2,683
Level 3 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	155	75
Internal models	1,815	1,908
Fair value	1,970	1,983
Level 3 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	73	98
Internal models	57	59
Fair value	130	157
Level 3 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	9	18
Internal models	17	17
Fair value	26	35
Level 3 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	917	829
Internal models	34	35
Fair value	$ 951	$ 864

Primary Sources Considered when Determining Fair Value of Equity Securities (Detail) (Equity securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 398	$ 419
Broker quotes	3	3
Internal models	89	96
Fair value	490	518
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	395	417
Broker quotes	0	0
Internal models	0	0
Fair value	395	417
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3	2
Broker quotes	0	0
Internal models	0	0
Fair value	3	2
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	3	3
Internal models	89	96
Fair value	$ 92	$ 99

Primary Sources Considered when Determining Fair Value of Trading Securities (Detail) (Trading securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 401	$ 480
Broker quotes	67	76
Fair value	468	556
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	0	0
Fair value	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	401	480
Broker quotes	0	0
Fair value	401	480
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0
Broker quotes	67	76
Fair value	$ 67	$ 76

Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	$ 61,082		$ 62,161
Available-for-sale equity securities	490		518
Trading securities	468		556
Securities lending collateral	183		187
Derivatives counterparty collateral	209		261
Total other invested assets	1,797		2,153
Restricted other invested assets related to securitization entities	399		393
Other assets	10	[1]	9	[1]
Reinsurance recoverable	6	[2]	10	[2]
Separate account assets	10,140		9,937
Total assets	73,924		75,181
Policyholder account balances	306		377
Borrowings related to securitization entities	71		62
Total liabilities	874		992
GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	272	[3]	350	[3]
Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	34		27
Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	61,082		62,161
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,381		5,491
Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	270		294
Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,345		2,422
Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	25,936		26,105
Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	15,540		15,792
Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,942		6,081
Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	3,056		3,333
Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,612		2,643
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	937		1,149
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	864		1,029
Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	9		34
Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	7		8
Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	17		25
Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1
Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	39		53
Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	497		553
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	272		307
Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	8		1
Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1		1
Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1
Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			8
Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	23		27
Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	95		105
Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	97		104
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	395		417
Trading securities	0		0
Securities lending collateral	0		0
Derivatives counterparty collateral	0		0
Total other invested assets	0		0
Restricted other invested assets related to securitization entities	0		0
Other assets	0	[1]	0	[1]
Reinsurance recoverable	0	[2]	0	[2]
Separate account assets	10,140		9,937
Total assets	10,535		10,354
Policyholder account balances	0		0
Borrowings related to securitization entities	0		0
Total liabilities	0		0
Level 1 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0	[3]	0	[3]
Level 1 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0		0
Level 1 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 1 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0
Level 1 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 1 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0
Level 1 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			0
Level 1 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	3		2
Trading securities	401		480
Securities lending collateral	183		187
Derivatives counterparty collateral	209		261
Total other invested assets	1,705		2,043
Restricted other invested assets related to securitization entities	200		199
Other assets	0	[1]	0	[1]
Reinsurance recoverable	0	[2]	0	[2]
Separate account assets	0		0
Total assets	57,256		58,665
Policyholder account balances	0		0
Borrowings related to securitization entities	0		0
Total liabilities	399		448
Level 2 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0	[3]	0	[3]
Level 2 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0		0
Level 2 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	55,348		56,421
Level 2 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,376		5,482
Level 2 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	270		294
Level 2 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,337		2,413
Level 2 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	23,292		23,422
Level 2 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	13,570		13,809
Level 2 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,812		5,924
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	3,030		3,298
Level 2 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	1,661		1,779
Level 2 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	912		1,115
Level 2 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	863		1,027
Level 2 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	9		34
Level 2 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		1
Level 2 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 2 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1
Level 2 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	39		53
Level 2 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	399		448
Level 2 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	272		307
Level 2 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	8		1
Level 2 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1		0
Level 2 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0
Level 2 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			8
Level 2 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	23		27
Level 2 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	95		105
Level 2 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	92		99
Trading securities	67		76
Securities lending collateral	0		0
Derivatives counterparty collateral	0		0
Total other invested assets	92		110
Restricted other invested assets related to securitization entities	199		194
Other assets	10	[1]	9	[1]
Reinsurance recoverable	6	[2]	10	[2]
Separate account assets	0		0
Total assets	6,133		6,162
Policyholder account balances	306		377
Borrowings related to securitization entities	71		62
Total liabilities	475		544
Level 3 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	272	[3]	350	[3]
Level 3 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	34		27
Level 3 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,734		5,740
Level 3 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5		9
Level 3 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0
Level 3 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	8		9
Level 3 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,644		2,683
Level 3 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	1,970		1,983
Level 3 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	130		157
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	26		35
Level 3 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	951		864
Level 3 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	25		34
Level 3 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1		2
Level 3 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 3 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	7		7
Level 3 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	17		25
Level 3 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0
Level 3 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0
Level 3 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	98		105
Level 3 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		1
Level 3 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1
Level 3 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			0
Level 3 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	$ 97		$ 104

[1]	Represents contingent receivables associated with recent business dispositions.
[2]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[3]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Assets Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 6,162		$ 4,830
Total realized and unrealized gains (losses), Included in net income	(9)		(38)
Total realized and unrealized gains (losses), Included in OCI	37		34
Purchases	181		200
Sales	(159)		(40)
Issuances	1		1
Settlements	(135)		(67)
Transfer into Level 3	153		608
Transfer out of Level 3	(98)		(330)
Ending balance	6,133		5,198
Total gains (losses) included in net income attributable to assets still held	(13)		(33)
Restricted other invested assets related to securitization entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	194		176
Total realized and unrealized gains (losses), Included in net income	5		5
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	199		181
Total gains (losses) included in net income attributable to assets still held	5		5
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9	[1]
Total realized and unrealized gains (losses), Included in net income	1	[1]
Total realized and unrealized gains (losses), Included in OCI	0	[1]
Purchases	0	[1]
Sales	0	[1]
Issuances	0	[1]
Settlements	0	[1]
Transfer into Level 3	0	[1]
Transfer out of Level 3	0	[1]
Ending balance	10	[1]
Total gains (losses) included in net income attributable to assets still held	1	[1]
Reinsurance recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	10	[2]	16	[2]
Total realized and unrealized gains (losses), Included in net income	(5)	[2]	(11)	[2]
Total realized and unrealized gains (losses), Included in OCI	0	[2]	0	[2]
Purchases	0	[2]	0	[2]
Sales	0	[2]	0	[2]
Issuances	1	[2]	1	[2]
Settlements	0	[2]	0	[2]
Transfer into Level 3	0	[2]	0	[2]
Transfer out of Level 3	0	[2]	0	[2]
Ending balance	6	[2]	6	[2]
Total gains (losses) included in net income attributable to assets still held	(5)	[2]	(11)	[2]
Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	5,740		4,223
Total realized and unrealized gains (losses), Included in net income	(1)		3
Total realized and unrealized gains (losses), Included in OCI	37		36
Purchases	174		159
Sales	(141)		(38)
Issuances	0		0
Settlements	(130)		(58)
Transfer into Level 3	153		608
Transfer out of Level 3	(98)		(330)
Ending balance	5,734		4,603
Total gains (losses) included in net income attributable to assets still held	(3)		5
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9		13
Total realized and unrealized gains (losses), Included in net income	0		0
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(4)		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		(12)
Ending balance	5		1
Total gains (losses) included in net income attributable to assets still held	0		0
Fixed maturity securities | Government - non-U.S.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9		10
Total realized and unrealized gains (losses), Included in net income	0		0
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(1)		(1)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	8		9
Total gains (losses) included in net income attributable to assets still held	0		0
Fixed maturity securities | U.S. corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,683	[3]	2,511	[4]
Total realized and unrealized gains (losses), Included in net income	2	[3]	1	[4]
Total realized and unrealized gains (losses), Included in OCI	18	[3]	11	[4]
Purchases	56	[3]	30	[4]
Sales	(97)	[3]	(18)	[4]
Issuances	0	[3]	0	[4]
Settlements	(51)	[3]	(10)	[4]
Transfer into Level 3	62	[3]	149	[4]
Transfer out of Level 3	(29)	[3]	(244)	[4]
Ending balance	2,644	[3]	2,430	[4]
Total gains (losses) included in net income attributable to assets still held	(1)	[3]	4	[4]
Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,983	[3]	1,284	[4]
Total realized and unrealized gains (losses), Included in net income	1	[3]	2	[4]
Total realized and unrealized gains (losses), Included in OCI	9	[3]	13	[4]
Purchases	53	[3]	59	[4]
Sales	0	[3]	0	[4]
Issuances	0	[3]	0	[4]
Settlements	(23)	[3]	(28)	[4]
Transfer into Level 3	0	[3]	353	[4]
Transfer out of Level 3	(53)	[3]	(74)	[4]
Ending balance	1,970	[3]	1,609	[4]
Total gains (losses) included in net income attributable to assets still held	1	[3]	1	[4]
Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	157		95
Total realized and unrealized gains (losses), Included in net income	(1)		0
Total realized and unrealized gains (losses), Included in OCI	1		3
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(11)		(5)
Transfer into Level 3	0		2
Transfer out of Level 3	(16)		0
Ending balance	130		95
Total gains (losses) included in net income attributable to assets still held	(1)		0
Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	35		39
Total realized and unrealized gains (losses), Included in net income	(2)		0
Total realized and unrealized gains (losses), Included in OCI	(2)		2
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(10)		(1)
Transfer into Level 3	5		0
Transfer out of Level 3	0		0
Ending balance	26		40
Total gains (losses) included in net income attributable to assets still held	(2)		0
Fixed maturity securities | Other asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	864		271
Total realized and unrealized gains (losses), Included in net income	(1)		0
Total realized and unrealized gains (losses), Included in OCI	11		7
Purchases	65		70
Sales	(44)		(20)
Issuances	0		0
Settlements	(30)		(13)
Transfer into Level 3	86		104
Transfer out of Level 3	0		0
Ending balance	951		419
Total gains (losses) included in net income attributable to assets still held	0		0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	99		98
Total realized and unrealized gains (losses), Included in net income	0		1
Total realized and unrealized gains (losses), Included in OCI	0		(2)
Purchases	0		0
Sales	(7)		(2)
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	92		95
Total gains (losses) included in net income attributable to assets still held	0		0
Other invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	110		317
Total realized and unrealized gains (losses), Included in net income	(9)		(36)
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	7		41
Sales	(11)		0
Issuances	0		0
Settlements	(5)		(9)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	92		313
Total gains (losses) included in net income attributable to assets still held	(11)		(32)
Other invested assets | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	34		53
Total realized and unrealized gains (losses), Included in net income	(12)		(41)
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	7		17
Sales	0		0
Issuances	0		0
Settlements	(4)		(2)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	25		27
Total gains (losses) included in net income attributable to assets still held	(13)		(37)
Other invested assets | Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	76		264
Total realized and unrealized gains (losses), Included in net income	3		5
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		24
Sales	(11)		0
Issuances	0		0
Settlements	(1)		(7)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	67		286
Total gains (losses) included in net income attributable to assets still held	2		5
Other invested assets | Interest rate swaps | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2		5
Total realized and unrealized gains (losses), Included in net income	0		0
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(1)		(1)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	1		4
Total gains (losses) included in net income attributable to assets still held	0		0
Other invested assets | Credit default swaps | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7		0
Total realized and unrealized gains (losses), Included in net income	3		4
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	(3)		(1)
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	7		3
Total gains (losses) included in net income attributable to assets still held	2		4
Other invested assets | Equity index options | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	25		39
Total realized and unrealized gains (losses), Included in net income	(15)		(35)
Total realized and unrealized gains (losses), Included in OCI	0		0
Purchases	7		14
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	17		18
Total gains (losses) included in net income attributable to assets still held	(15)		(31)
Other invested assets | Other foreign currency contracts | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			9
Total realized and unrealized gains (losses), Included in net income			(10)
Total realized and unrealized gains (losses), Included in OCI			0
Purchases			3
Sales			0
Issuances			0
Settlements			0
Transfer into Level 3			0
Transfer out of Level 3			0
Ending balance			2
Total gains (losses) included in net income attributable to assets still held			$ (10)

[1]	Represents contingent receivables associated with recent business dispositions.
[2]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[3]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate-non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[4]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

Gains and Losses Included in Net Income from Assets and Liabilities Recorded at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair value of financial instruments [Abstract]
Total realized and unrealized gains (losses) included in net income, assets, net investment income	$ 9	$ 16
Total realized and unrealized gains (losses) included in net income, assets, net investment gains (losses)	(18)	(54)
Total realized and unrealized gains (losses) included in net income, assets	(9)	(38)
Total gains (losses) included in net income attributable to assets still held, assets, net investment income	7	15
Total gains (losses) included in net income attributable to assets still held, assets, net investment gains (losses)	(20)	(48)
Total gains (losses) included in net income attributable to assets still held, assets	(13)	(33)
Total realized and unrealized (gains) losses included in net (income), liabilities, net investment income	0	0
Total realized and unrealized (gains) losses included in net (income), liabilities, net investment (gains) losses	(83)	(272)
Total realized and unrealized (gains) losses included in net (income), liabilities	(83)	(272)
Total (gains) losses included in net (income) attributable to liabilities still held, liabilities, net investment income	0	0
Total (gains) losses included in net (income) attributable to liabilities still held, liabilities, net investment (gains) losses	(79)	(268)
Total (gains) losses included in net (income) attributable to liabilities still held, liabilities	$ (79)	$ (268)

Liabilities Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 544		$ 778
Total realized and unrealized (gains) losses included in net (income)	(83)		(272)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	1		3
Sales	0		0
Issuances	13		9
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	475		518
Total (gains) losses included in net (income) attributable to liabilities still held	(79)		(268)
Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	105		234
Total realized and unrealized (gains) losses included in net (income)	(8)		(67)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	1		3
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	98		170
Total (gains) losses included in net (income) attributable to liabilities still held	(8)		(67)
Policyholder account balances
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	377		496
Total realized and unrealized (gains) losses included in net (income)	(84)		(212)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	13		9
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	306		293
Total (gains) losses included in net (income) attributable to liabilities still held	(80)		(208)
Policyholder account balances | GMWB embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	350	[1]	492	[1]
Total realized and unrealized (gains) losses included in net (income)	(87)	[1]	(214)	[1]
Total realized and unrealized (gains) losses included in OCI	0	[1]	0	[1]
Purchases	0	[1]	0	[1]
Sales	0	[1]	0	[1]
Issuances	9	[1]	9	[1]
Settlements	0	[1]	0	[1]
Transfer into Level 3	0	[1]	0	[1]
Transfer out of Level 3	0	[1]	0	[1]
Ending balance	272	[1]	287	[1]
Total (gains) losses included in net (income) attributable to liabilities still held	(83)	[1]	(210)	[1]
Policyholder account balances | Fixed index annuity embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	27		4
Total realized and unrealized (gains) losses included in net (income)	3		2
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	4		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	34		6
Total (gains) losses included in net (income) attributable to liabilities still held	3		2
Credit default swaps | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1		57
Total realized and unrealized (gains) losses included in net (income)	(1)		(36)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	0		2
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	0		23
Total (gains) losses included in net (income) attributable to liabilities still held	(1)		(36)
Credit default swaps related to securitization entities | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	104		177
Total realized and unrealized (gains) losses included in net (income)	(8)		(31)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	1		1
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	97		147
Total (gains) losses included in net (income) attributable to liabilities still held	(8)		(31)
Equity index options | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Total realized and unrealized (gains) losses included in net (income)	1
Total realized and unrealized (gains) losses included in OCI	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Transfer into Level 3	0
Transfer out of Level 3	0
Ending balance	1
Total (gains) losses included in net (income) attributable to liabilities still held	1
Borrowings related to securitization entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	62		48
Total realized and unrealized (gains) losses included in net (income)	9		7
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	0		0
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	71		55
Total (gains) losses included in net (income) attributable to liabilities still held	$ 9		$ 7

[1]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Summary of Significant Unobservable Inputs Used for Fair Value Measurements Classified As Level 3 (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2013 Derivative assets Level 3 Interest rate swaps	Mar. 31, 2013 Derivative assets Level 3 Credit default swaps		Mar. 31, 2013 Derivative assets Level 3 Equity index options	Mar. 31, 2013 Other assets Level 3		Mar. 31, 2013 Derivative liabilities Level 3 Equity index options	Mar. 31, 2013 Internal Models Level 3 U.S. corporate	Mar. 31, 2013 Internal Models Level 3 Corporate - non-U.S.	Mar. 31, 2013 Internal Models GMWB embedded derivatives Level 3 Policyholder account balances		Mar. 31, 2013 Internal Models Fixed index annuity embedded derivatives Level 3 Policyholder account balances
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other assets	$ 10	[1]	$ 9	[1]					$ 10	[1]
Valuation technique					Discounted cash flows	Discounted cash flows	[2]	Discounted cash flows	Discounted cash flows	[1]	Discounted cash flows	Matrix pricing	Matrix pricing	Stochastic cash flow model	[3]	Option budget method
Policyholder account balances	306		377											272	[3]	34
Fixed maturity securities available-for-sale, at fair value	61,082		62,161									2,468	1,815
Derivative assets, fair value					1	7	[2]	17
Derivative liabilities, fair value											$ 1
Fair value input, interest rate volatility, lower limit					21.00%
Fair value input, interest rate volatility, upper limit					25.00%
Fair value input, interest rate volatility, weighted-average					23.00%
Fair value input, discount rate										[1]
Fair value, withdrawal utilization rate, lower limit
Fair value, withdrawal utilization rate, upper limit														98.00%
Fair value, lapse rate, lower limit
Fair value, lapse rate, upper limit														25.00%
Fair value input, credit spreads, lower limit						0.14%	[2]					0.60%	0.87%	0.50%
Fair value input, credit spreads, upper limit						1.59%	[2]					8.00%	3.58%	0.90%
Fair value input, credit spreads, weighted-average						0.70%	[2]					2.00%	1.81%	0.80%
Fair value input, equity index volatility, lower limit								22.00%						15.00%	[3]
Fair value input, equity index volatility, upper limit								43.00%						25.00%	[3]
Fair value input, equity index volatility, weighted-average								29.00%						22.00%	[3]
Fair value, expected future interest credited, lower limit																1.00%
Fair value, expected future interest credited, upper limit																4.00%
Fair value, expected future interest credited, weighted-average																1.00%
Fair value input, equity index volatility											22.00%

[1]	Represents contingent receivables associated with recent business dispositions.
[2]	Unobservable input valuation based on the current market credit default swap premium.
[3]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Loss contingency settlement payment	$ 4
loss contingency settlement payment period	10 years
Commitment to fund limited partnership investments	64
Commitment to fund U.S. commercial mortgage loan investments	$ 60

Segment Information - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of operating segments	5

Summary of Revenues for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 2,303	$ 2,315
Life Insurance
Segment Reporting Information [Line Items]
Revenues	494	373
Long-term Care Insurance
Segment Reporting Information [Line Items]
Revenues	775	775
Fixed Annuities
Segment Reporting Information [Line Items]
Revenues	252	294
U.S. Life Insurance
Segment Reporting Information [Line Items]
Revenues	1,521	1,442
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	192	198
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	143	133
Other Countries
Segment Reporting Information [Line Items]
Revenues	10	15
International Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	345	346
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	154	188
International Protection
Segment Reporting Information [Line Items]
Revenues	205	218
Runoff
Segment Reporting Information [Line Items]
Revenues	43	133
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	$ 35	$ (12)

Summary of Net Operating Income (Loss) for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net operating income (loss)	$ 151	$ 17
Net investment gains (losses), net of taxes and other adjustments	(28)	17
Income (loss) from discontinued operations, net of taxes	(20)	12
Net income available to Genworth's common stockholders	103	46
Add: net income attributable to noncontrolling interests	38	33
Net income	141	79
Life Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	36	6
Long-term Care Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	20	35
Fixed Annuities
Segment Reporting Information [Line Items]
Net operating income (loss)	29	23
U.S. Life Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	85	64
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	42	37
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	46	(21)
Other Countries
Segment Reporting Information [Line Items]
Net operating income (loss)	(7)	(9)
International Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	81	7
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Net operating income (loss)	21	(44)
International Protection
Segment Reporting Information [Line Items]
Net operating income (loss)	6	5
Runoff
Segment Reporting Information [Line Items]
Net operating income (loss)	16	35
Corporate and Other
Segment Reporting Information [Line Items]
Net operating income (loss)	$ (58)	$ (50)

Summary of Total Assets for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 112,075	$ 113,312
Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	111,636	112,873
Segment, Continuing Operations | U.S. Life Insurance
Segment Reporting Information [Line Items]
Total assets	78,718	79,214
Segment, Continuing Operations | International Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets	9,934	10,063
Segment, Continuing Operations | U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Total assets	2,201	2,357
Segment, Continuing Operations | International Protection
Segment Reporting Information [Line Items]
Total assets	2,049	2,145
Segment, Continuing Operations | Runoff
Segment Reporting Information [Line Items]
Total assets	15,435	15,308
Segment, Continuing Operations | Corporate and Other
Segment Reporting Information [Line Items]
Total assets	3,299	3,786
Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets	$ 439	$ 439

Component of Changes in OCI, net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), beginning of period	$ 2,638	[1]	$ 1,485	[1]
Net unrealized investment gains (losses), OCI before reclassifications	(216)	[1]	(164)	[1]
Net unrealized investment gains (losses), amounts reclassified from OCI	25	[1]	0	[1]
Net unrealized investment gains (losses), current period OCI	(191)	[1]	(164)	[1]
Net unrealized investment gains (losses), before noncontrolling interest	2,447	[1]	1,321	[1]
Less: Net unrealized investment gains (losses), change in OCI attributable to noncontrolling interests	4	[1]	(6)	[1]
Net unrealized investment gains (losses), end of period	2,443	[1]	1,327	[1]
Derivatives qualifying as effective accounting hedges, beginning of period	1,909	[2]	2,009	[2]
Derivatives qualifying as hedges, OCI before reclassifications	(102)	[2]	(322)	[2]
Derivatives qualifying as hedges, amounts reclassified from OCI	(8)	[2]	(7)	[2]
Derivatives qualifying as hedges, current period OCI	(110)	[2]	(329)	[2]
Derivatives qualifying as hedges, before noncontrolling interests	1,799	[2]	1,680	[2]
Less: Derivatives qualifying as hedges, change in OCI attributable to noncontrolling interests	0	[2]	0	[2]
Derivatives qualifying as effective accounting hedges, end of period	1,799	[2]	1,680	[2]
Foreign currency translation and other adjustments, beginning balances	655	[3]	553	[4]
Foreign currency translation and other adjustments, OCI before reclassifications	(104)	[3]	116	[4]
Foreign currency translation and other adjustments, amounts reclassified from OCI	0	[3]	0	[4]
Foreign currency translation and other adjustments, current period OCI	(104)	[3]	116	[4]
Foreign currency translation and other adjustments, before noncontrolling interests	551	[3]	669	[4]
Less: Foreign currency translation and other adjustments, change in OCI attributable to noncontrolling interests	(31)	[3]	20	[4]
Foreign currency translation and other adjustments, ending balances	582	[3]	649	[4]
Accumulated other comprehensive income (loss), beginning balances	5,202		4,047
OCI before reclassifications	(422)		(370)
Amounts reclassified from OCI	17		(7)
Total other comprehensive income (loss)	(405)		(377)
Other comprehensive income (loss), before noncontrolling interests	4,797		3,670
Less: change in OCI attributable to noncontrolling interests	(27)		14
Accumulated other comprehensive income (loss), ending balances	$ 4,824		$ 3,656

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.
[3]	Balance included $26 million, net of $13 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2013. Amount also included $52 million of taxes related to foreign currency translation adjustments as of March 31, 2013.
[4]	Balance included $20 million, net of $11 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2012. Amount also included $48 million of taxes related to foreign currency translation adjustments as of March 31, 2012.

Component of Changes in OCI, net of Taxes (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Unrecognized postretirement benefit obligation, current period OCI	$ 26	$ 20
Unrecognized postretirement benefit obligation, current period OCI, tax	13	11
Foreign currency translation and other adjustments, current period OCI, tax	$ 52	$ 48

Reclassifications out of Accumulated Other Comprehensive Income (Loss) net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, provision for income taxes	$ 13		$ 0
Net unrealized investment gains (losses), amounts reclassified from OCI	25	[1]	0	[1]
Derivatives qualifying as hedges, amounts reclassified from OCI	(8)	[2]	(7)	[2]
Unrealized gains (losses) on investment | Net Investment Gains (Losses)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, before tax	38	[3]	0	[3]
Provision for income taxes
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Net unrealized investment gains (losses), amounts reclassified from OCI, provision for income taxes	(13)		0
Derivatives qualifying as hedges, amounts reclassified from OCI	5		3
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	0		(1)
Interest Rate Swaps Hedging Assets | Net Investment Income
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	(9)		(9)
Interest Rate Swaps Hedging Liabilities | Interest Expense
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	(1)		0
Inflation indexed swaps | Net Investment Income
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Derivatives qualifying as hedges, amounts reclassified from OCI	$ (3)		$ 0

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.
[3]	Amounts exclude adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves.

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Mar. 27, 2013	Mar. 31, 2013 Contingent Consideration Liability	Mar. 31, 2013 Fair Value Less Costs to Sell Adjustment	Mar. 31, 2013 Closing	Mar. 31, 2013 Impairment of Goodwill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale business	$ 412
Loss on sale of discontinued operations, net of taxes		(5)	(9)	(10)	(13)
Business acquisition contingent consideration liability		$ 40

Assets and Liabilities Associated with Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other invested assets	$ 10	$ 10
Cash and cash equivalents	22	21
Intangible assets	116	115
Goodwill	247	260
Other assets	44	33
Assets associated with discontinued operations	439	439
Other liabilities	70	48
Deferred tax liability	16	13
Liabilities associated with discontinued operations	$ 86	$ 61

Summary Operating Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 78	$ 111
Income (loss) before income taxes	(19)	20
Provision for income taxes	1	8
Income (loss) from discontinued operations, net of taxes	$ (20)	$ 12

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			1 Months Ended				1 Months Ended
	Mar. 27, 2013	Mar. 31, 2013	Dec. 31, 2012	Apr. 01, 2013 Subsequent Event	Apr. 01, 2013 Subsequent Event Reverse Mortgage Business	Apr. 01, 2013 Subsequent Event Genworth Holdings	Apr. 01, 2013 Subsequent Event New Genworth	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, LLC	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, Inc.	Apr. 01, 2013 Subsequent Event Genworth Holdings/U.S. Mortgage Insurance Business
Subsequent Event [Line Items]
Class A Common Stock, par value		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Percentage of subsidiary common shares distributed as a dividend								84.60%	100.00%
Percentage of subsidiary equity ownership								15.40%		100.00%
Capital contributions				$ 100
Proceeds from sale of reverse mortgage business	$ 412				$ 22